UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
 Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: January 31
Date of reporting period: July 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JULY 31, 2009

Legg Mason Partners
Target Retirement Series

Legg Mason Partners Target Retirement 2015

Legg Mason Partners Target Retirement 2020

Legg Mason Partners Target Retirement 2025

Legg Mason Partners Target Retirement 2030

Legg Mason Partners Target Retirement 2035

Legg Mason Partners Target Retirement 2040

Legg Mason Partners Target Retirement 2045

Legg Mason Partners Target Retirement 2050

Legg Mason Partners Target Retirement Fund

Managed by LEGG MASON GLOBAL ASSET ALLOCATION, LLC

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Target Retirement Series

The investment objective of each Fund is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

Fund name changes

During the fourth quarter of 2009, it is expected that Legg Mason Partners Target Retirement 2015, Legg Mason Partners Target Retirement 2020, Legg Mason Partners Target Retirement 2025, Legg Mason Partners Target Retirement 2030, Legg Mason Partners Target Retirement 2035, Legg Mason Partners Target Retirement 2040, Legg Mason Partners Target Retirement 2045, Legg Mason Partners Target Retirement 2050 and Legg Mason Partners Target Retirement Fund will change their names to Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund, respectively. There will be no change in the Funds’ investment objectives or investment policies as a result of the name change.

What’s inside

Letter from the chairman	I

Funds at a glance	1

Funds expenses	10

Schedules of investments	28

Statements of assets and liabilities	37

Statements of operations	40

Statements of changes in net assets	43

Financial highlights	52

Notes to financial statements	106

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy remained weak during the six-month reporting period ended July 31, 2009, there were indications that the worst may be over. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. The economic contraction accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the news was relatively better during the second quarter, as the preliminary estimate for GDP was a 1.0% decline. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately 6.7 million jobs have been shed and we have experienced nineteen consecutive months of job losses. In addition, the unemployment rate remains high, reported as 9.4% in July 2009.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable and sales of single-family homes increased for the third consecutive month in June. In addition, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and job losses in July 2009 were the lowest monthly amount since August 2008.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its August 2009 meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

Legg Mason Partners Target Retirement Series   I

Letter from the chairman continued

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite an extremely poor start, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), produced outstanding results for the six months ended July 31, 2009. Continued fallout from the financial crisis and a rapidly weakening economy caused the market to fall sharply in February 2009, with the Index returning -10.65%. Stock prices continued to plunge in early March, reaching a twelve-year low on March 9th. Stocks then rallied sharply through the end of July—rising approximately 47%—the steepest gain since 1933. This rebound was due to a variety of factors, including optimism that the economy was bottoming and that corporate profits would improve as the year progressed. All told, the Index returned 21.18% over the six-month reporting period.

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.94% and 2.87%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 1.13% and 3.52%. Over the six months ended July 31, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as the six-month reporting period progressed, driving spread sector (non-Treasury) prices higher. For the six-month period ended July 31, 2009, the Barclays Capital U.S. Aggregate Indexv returned 4.47%.

II   Legg Mason Partners Target Retirement Series

Performance review

Legg Mason Partners Target Retirement 2015

For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2015, excluding sales charges, returned 22.78%. The Fund’s primary benchmark, the Dow Jones Target 2015 Indexvi, and its secondary benchmark, the Target Retirement 2015 Composite Indexvii, returned 14.31% and 20.37%, respectively, for the same period. The Lipper Mixed-Asset Target 2015 Funds Category Average1 returned 18.41% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Target Retirement 2015 — Class A Shares	22.78%

Dow Jones Target 2015 Index	14.31%

Target Retirement 2015 Composite Index	20.37%

Lipper Mixed-Asset Target 2015 Funds Category Average[1]	18.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 22.25%, Class FI shares returned 22.78%, Class R shares returned 22.64%, Class I shares returned 22.88% and Class IS shares returned 23.01% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 11.67%, 12.39%, 11.63%, 11.92%, 11.42% and 11.42%, respectively.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until May 31, 2010. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 142 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Target Retirement Series   III

Letter from the chairman continued

Legg Mason Partners Target Retirement 2020
For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2020, excluding sales charges, returned 23.21%. The Fund’s primary benchmark, the Dow Jones Target 2020 Indexvi, and its secondary benchmark, the Target Retirement 2020 Composite Indexviii, returned 17.37% and 21.40%, respectively, for the same period. The Lipper Mixed-Asset Target 2020 Funds Category Average1 returned 19.70% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Target Retirement 2020 — Class A Shares	23.21%

Dow Jones Target 2020 Index	17.37%

Target Retirement 2020 Composite Index	21.40%

Lipper Mixed-Asset Target 2020 Funds Category Average[1]	19.70%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 22.67%, Class FI shares returned 23.21%, Class R shares returned 23.07%, Class I shares returned 23.47% and Class IS shares returned 23.61% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 11.60%, 12.29%, 11.56%, 11.85%, 11.34% and 11.35%, respectively.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until May 31, 2010. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 189 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

IV   Legg Mason Partners Target Retirement Series

Legg Mason Partners Target Retirement 2025

For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2025, excluding sales charges, returned 23.57%. The Fund’s primary benchmark, the Dow Jones Target 2025 Indexvi, and its secondary benchmark, the Target Retirement 2025 Composite Indexix, returned 20.94% and 22.27%, respectively, for the same period. The Lipper Mixed-Asset Target 2025 Funds Category Average1 returned 22.86% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Target Retirement 2025 — Class A Shares	23.57%

Dow Jones Target 2025 Index	20.94%

Target Retirement 2025 Composite Index	22.27%

Lipper Mixed-Asset Target 2025 Funds Category Average[1]	22.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 23.02%, Class FI shares returned 23.57%, Class R shares returned 23.30%, Class I shares returned 23.55% and Class IS shares returned 23.68% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 11.81%, 12.38%, 11.78%, 12.08%, 11.58% and 11.58%, respectively.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until May 31, 2010. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 120 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Target Retirement Series   V

Letter from the chairman continued

Legg Mason Partners Target Retirement 2030
For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2030, excluding sales charges, returned 22.78%. The Fund’s primary benchmark, the Dow Jones Target 2030 Indexvi, and its secondary benchmark, the Target Retirement 2030 Composite Indexx, returned 24.24% and 23.60%, respectively, for the same period. The Lipper Mixed-Asset Target 2030 Funds Category Average1 returned 23.55% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Target Retirement 2030 — Class A Shares	22.78%

Dow Jones Target 2030 Index	24.24%

Target Retirement 2030 Composite Index	23.60%

Lipper Mixed-Asset Target 2030 Funds Category Average[1]	23.55%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 22.52%, Class FI shares returned 22.78%, Class R shares returned 22.64%, Class I shares returned 23.06% and Class IS shares returned 23.20% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 12.00%, 12.68%, 11.81%, 12.25%, 11.75% and 11.75%, respectively.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until May 31, 2010. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 182 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

VI   Legg Mason Partners Target Retirement Series

Legg Mason Partners Target Retirement 2035

For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2035, excluding sales charges, returned 23.63%. The Fund’s primary benchmark, the Dow Jones Target 2035 Indexvi, and its secondary benchmark, the Target Retirement 2035 Composite Indexxi, returned 26.77% and 24.71%, respectively, for the same period. The Lipper Mixed-Asset Target 2035 Funds Category Average1 returned 24.79% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Target Retirement 2035 — Class A Shares	23.63%

Dow Jones Target 2035 Index	26.77%

Target Retirement 2035 Composite Index	24.71%

Lipper Mixed-Asset Target 2035 Funds Category Average[1]	24.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 23.07%, Class FI shares returned 23.63%, Class R shares returned 23.49%, Class I shares returned 23.60% and Class IS shares returned 23.74% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 12.55%, 13.24%, 12.50%, 12.80%, 12.30% and 12.30%, respectively.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until May 31, 2010. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 115 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Target Retirement Series   VII

Letter from the chairman continued

Legg Mason Partners Target Retirement 2040
For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2040, excluding sales charges, returned 24.07%. The Fund’s primary benchmark, the Dow Jones Target 2040 Indexvi, and its secondary benchmark, the Target Retirement 2040 Composite Indexxii, returned 28.24% and 25.64%, respectively, for the same period. The Lipper Mixed-Asset Target 2040 Funds Category Average1 returned 25.46% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Target Retirement 2040 — Class A Shares	24.07%

Dow Jones Target 2040 Index	28.24%

Target Retirement 2040 Composite Index	25.64%

Lipper Mixed-Asset Target 2040 Funds Category Average[1]	25.46%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 23.81%, Class FI shares returned 24.07%, Class R shares returned 24.10%, Class I shares returned 24.36% and Class IS shares returned 24.36% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 12.43%, 12.57%, 11.79%, 12.09%, 11.59% and 11.59%, respectively.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until May 31, 2010. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 179 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

VIII   Legg Mason Partners Target Retirement Series

Legg Mason Partners Target Retirement 2045

For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2045, excluding sales charges, returned 24.61%. The Fund’s primary benchmark, the Dow Jones Target 2045 Indexvi, and its secondary benchmark, the Target Retirement 2045 Composite Indexxiii, returned 28.55% and 25.64%, respectively, for the same period. The Lipper Mixed-Asset Target 2045 Funds Category Average1 returned 25.61% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Target Retirement 2045 — Class A Shares	24.61%

Dow Jones Target 2045 Index	28.55%

Target Retirement 2045 Composite Index	25.64%

Lipper Mixed-Asset Target 2045 Funds Category Average[1]	25.61%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 24.36%, Class FI shares returned 24.61%, Class R shares returned 24.47%, Class I shares returned 24.89% and Class IS shares returned 25.04% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 12.43%, 13.17%, 12.39%, 12.68%, 12.18% and 12.18%, respectively.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until May 31, 2010. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 108 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Target Retirement Series   IX

Letter from the chairman continued

Legg Mason Partners Target Retirement 2050
For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2050, excluding sales charges, returned 24.58%. The Fund’s primary benchmark, the Dow Jones Target 2050 Indexvi, and its secondary benchmark, the Target Retirement 2050 Composite Indexxiv, returned 28.55% and 25.64%, respectively, for the same period. The Lipper Mixed-Asset Target 2050+ Funds Category Average1 returned 26.46% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Target Retirement 2050 — Class A Shares	24.58%

Dow Jones Target 2050 Index	28.55%

Target Retirement 2050 Composite Index	25.64%

Lipper Mixed-Asset Target 2050+ Funds Category Average[1]	26.46%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 24.30%, Class FI shares returned 24.58%, Class R shares returned 24.43%, Class I shares returned 24.73% and Class IS shares returned 24.88% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 12.12%, 13.10%, 12.33%, 12.63%, 12.13% and 12.13%, respectively.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until May 31, 2010. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 145 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

X   Legg Mason Partners Target Retirement Series

Legg Mason Partners Target Retirement Fund

For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Target Retirement Fund, excluding sales charges, returned 20.88%. The Fund’s primary benchmarks, the Russell 3000 Indexxv, the MSCI EAFE Indexxvi (Gross) and the Barclays Capital U.S. Aggregate Index, and its secondary benchmark, the Target Retirement Fund Composite Indexxvii, returned 22.59%, 31.18%, 4.47% and 15.87%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned 13.32% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Target Retirement Fund — Class A Shares	20.88%

Russell 3000 Index	22.59%

MSCI EAFE Index (Gross)	31.18%

Barclays Capital U.S. Aggregate Index	4.47%

Target Retirement Fund Composite Index	15.87%

Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	13.32%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 20.53%, Class FI shares returned 20.88%, Class R shares returned 20.64%, Class I shares returned 21.12% and Class IS shares returned 21.12% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 10.95%, 11.68%, 10.90%, 11.20%, 10.70% and 10.70%, respectively.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until May 31, 2010. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 469 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Target Retirement Series   XI

Letter from the chairman continued

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your funds

Important information with regard to recent regulatory developments that may affect each Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 28, 2009

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds invest in both stocks and bonds, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities.

Each Fund in the Target Retirement Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with Funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real

XII   Legg Mason Partners Target Retirement Series

estate-related securities (including REITs) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]	The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes.

vii	The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2009. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays Capital U.S. Aggregate Index (22.24%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All RElTs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (1.27%). The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

viii	The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2009. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays Capital U.S. Aggregate Index (15.58%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (0.52%). The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

ix	The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2009. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Capital Global Aggregate ex-USD Index (12.52%), Barclays Capital U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (0.75%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

[x]	The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2009. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays Capital U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital Global Aggregate ex USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (1.83%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index

Legg Mason Partners Target Retirement Series   XIII

Letter from the chairman continued

allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xi	The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2009. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xii	The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xiii	The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xiv	The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xv	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xvi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xvii	The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2009. The Composite Index combines returns from the Barclays Capital U.S. Aggregate Index (42,18%), Barclays Capital Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%).

XIV   Legg Mason Partners Target Retirement Series

Funds at a glance (unaudited)

   LEGG MASON PARTNERS TARGET RETIREMENT 2015 BREAKDOWN (%) As of — July 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   1

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS TARGET RETIREMENT 2020 BREAKDOWN (%) As of — July 31, 2009†

As a Percent of Total Long-Term Investments

2   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2025 BREAKDOWN (%) As of — July 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   3

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS TARGET RETIREMENT 2030 BREAKDOWN (%) As of — July 31, 2009†

As a Percent of Total Long-Term Investments

4   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2035 BREAKDOWN (%) As of — July 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   5

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS TARGET RETIREMENT 2040 BREAKDOWN (%) As of — July 31, 2009†

As a Percent of Total Long-Term Investments

6   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2045 BREAKDOWN (%) As of — July 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   7

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS TARGET RETIREMENT 2050 BREAKDOWN (%) As of — July 31, 2009†

As a Percent of Total Long-Term Investments

8   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT FUND BREAKDOWN (%) As of — July 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   9

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2015	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	22.78%	$1,000.00	$1,227.80	0.58%	$3.20

Class C	22.25	1,000.00	1,222.50	1.34	7.38

Class FI	22.78	1,000.00	1,227.80	0.58	3.20

Class R	22.64	1,000.00	1,226.40	0.83	4.58

Class I	22.88	1,000.00	1,228.80	0.28	1.55

Class IS	23.01	1,000.00	1,230.10	0.13	0.72

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

10   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2015	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.92	0.58%	$2.91

Class C	5.00	1,000.00	1,018.15	1.34	6.71

Class FI	5.00	1,000.00	1,021.92	0.58	2.91

Class R	5.00	1,000.00	1,020.68	0.83	4.16

Class I	5.00	1,000.00	1,023.41	0.28	1.40

Class IS	5.00	1,000.00	1,024.15	0.13	0.65

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   11

Funds expenses (unaudited) continued

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2020	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	23.21%	$1,000.00	$1,232.10	0.58%	$3.21

Class C	22.67	1,000.00	1,226.70	1.33	7.34

Class FI	23.21	1,000.00	1,232.10	0.58	3.21

Class R	23.07	1,000.00	1,230.70	0.83	4.59

Class I	23.47	1,000.00	1,234.70	0.28	1.55

Class IS	23.61	1,000.00	1,236.10	0.13	0.72

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

12   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2020	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.92	0.58%	$2.91

Class C	5.00	1,000.00	1,018.20	1.33	6.66

Class FI	5.00	1,000.00	1,021.92	0.58	2.91

Class R	5.00	1,000.00	1,020.68	0.83	4.16

Class I	5.00	1,000.00	1,023.41	0.28	1.40

Class IS	5.00	1,000.00	1,024.15	0.13	0.65

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   13

Funds expenses (unaudited) continued

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2025	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	23.57%	$1,000.00	$1,235.70	0.56%	$3.10

Class C	23.02	1,000.00	1,230.20	1.32	7.30

Class FI	23.57	1,000.00	1,235.70	0.57	3.16

Class R	23.30	1,000.00	1,233.00	0.82	4.54

Class I	23.55	1,000.00	1,235.50	0.26	1.44

Class IS	23.68	1,000.00	1,236.80	0.12	0.67

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

14   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2025	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81

Class C	5.00	1,000.00	1,018.25	1.32	6.61

Class FI	5.00	1,000.00	1,021.97	0.57	2.86

Class R	5.00	1,000.00	1,020.73	0.82	4.11

Class I	5.00	1,000.00	1,023.51	0.26	1.30

Class IS	5.00	1,000.00	1,024.20	0.12	0.60

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   15

Funds expenses (unaudited) continued

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2030	Charges[2]	Value	Value	Ratio[3]	the Period[4]
Class A	22.78%	$1,000.00	$1,227.80	0.58%	$3.20

Class C	22.52	1,000.00	1,225.20	1.33	7.34

Class FI	22.78	1,000.00	1,227.80	0.58	3.20

Class R	22.64	1,000.00	1,226.40	0.83	4.58

Class I	23.06	1,000.00	1,230.60	0.27	1.49

Class IS	23.20	1,000.00	1,232.00	0.13	0.72

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

16   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2030	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.92	0.58%	$2.91

Class C	5.00	1,000.00	1,018.20	1.33	6.66

Class FI	5.00	1,000.00	1,021.92	0.58	2.91

Class R	5.00	1,000.00	1,020.68	0.83	4.16

Class I	5.00	1,000.00	1,023.46	0.27	1.35

Class IS	5.00	1,000.00	1,024.15	0.13	0.65

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   17

Funds expenses (unaudited) continued

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2035	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	23.63%	$1,000.00	$1,236.30	0.58%	$3.22

Class C	23.07	1,000.00	1,230.70	1.33	7.36

Class FI	23.63	1,000.00	1,236.30	0.58	3.22

Class R	23.49	1,000.00	1,234.90	0.83	4.60

Class I	23.60	1,000.00	1,236.00	0.28	1.55

Class IS	23.74	1,000.00	1,237.40	0.13	0.72

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

18   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2035	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.92	0.58%	$2.91

Class C	5.00	1,000.00	1,018.20	1.33	6.66

Class FI	5.00	1,000.00	1,021.92	0.58	2.91

Class R	5.00	1,000.00	1,020.68	0.83	4.16

Class I	5.00	1,000.00	1,023.41	0.28	1.40

Class IS	5.00	1,000.00	1,024.15	0.13	0.65

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   19

Funds expenses (unaudited) continued

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2040	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	24.07%	$1,000.00	$1,240.70	0.57%	$3.17

Class C	23.81	1,000.00	1,238.10	1.32	7.33

Class FI	24.07	1,000.00	1,240.70	0.57	3.17

Class R	24.10	1,000.00	1,241.00	0.82	4.56

Class I	24.36	1,000.00	1,243.60	0.26	1.45

Class IS	24.36	1,000.00	1,243.60	0.12	0.67

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

20   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2040	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.97	0.57%	$2.86

Class C	5.00	1,000.00	1,018.25	1.32	6.61

Class FI	5.00	1,000.00	1,021.97	0.57	2.86

Class R	5.00	1,000.00	1,020.73	0.82	4.11

Class I	5.00	1,000.00	1,023.51	0.26	1.30

Class IS	5.00	1,000.00	1,024.20	0.12	0.60

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   21

Funds expenses (unaudited) continued

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2045	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	24.61%	$1,000.00	$1,246.10	0.57%	$3.17

Class C	24.36	1,000.00	1,243.60	1.32	7.34

Class FI	24.61	1,000.00	1,246.10	0.57	3.17

Class R	24.47	1,000.00	1,244.70	0.82	4.56

Class I	24.89	1,000.00	1,248.90	0.26	1.45

Class IS	25.04	1,000.00	1,250.40	0.12	0.67

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

22   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2045	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.97	0.57%	$2.86

Class C	5.00	1,000.00	1,018.25	1.32	6.61

Class FI	5.00	1,000.00	1,021.97	0.57	2.86

Class R	5.00	1,000.00	1,020.73	0.82	4.11

Class I	5.00	1,000.00	1,023.51	0.26	1.30

Class IS	5.00	1,000.00	1,024.20	0.12	0.60

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   23

Funds expenses (unaudited) continued

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2050	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	24.58%	$1,000.00	$1,245.80	0.57%	$3.17

Class C	24.30	1,000.00	1,243.00	1.32	7.34

Class FI	24.58	1,000.00	1,245.80	0.57	3.17

Class R	24.43	1,000.00	1,244.30	0.82	4.56

Class I	24.73	1,000.00	1,247.30	0.27	1.50

Class IS	24.88	1,000.00	1,248.80	0.12	0.67

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

24   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2050	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.97	0.57%	$2.86

Class C	5.00	1,000.00	1,018.25	1.32	6.61

Class FI	5.00	1,000.00	1,021.97	0.57	2.86

Class R	5.00	1,000.00	1,020.73	0.82	4.11

Class I	5.00	1,000.00	1,023.46	0.27	1.35

Class IS	5.00	1,000.00	1,024.20	0.12	0.60

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   25

Funds expenses (unaudited) continued

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement Fund	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	20.88%	$1,000.00	$1,208.80	0.62%	$3.40

Class C	20.53	1,000.00	1,205.30	1.37	7.49

Class FI	20.88	1,000.00	1,208.80	0.62	3.40

Class R	20.64	1,000.00	1,206.40	0.87	4.76

Class I	21.12	1,000.00	1,211.20	0.32	1.75

Class IS	21.12	1,000.00	1,211.20	0.17	0.93

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

26   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement Fund	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.72	0.62%	$3.11

Class C	5.00	1,000.00	1,018.00	1.37	6.85

Class FI	5.00	1,000.00	1,021.72	0.62	3.11

Class R	5.00	1,000.00	1,020.48	0.87	4.36

Class I	5.00	1,000.00	1,023.21	0.32	1.61

Class IS	5.00	1,000.00	1,023.95	0.17	0.85

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   27

Schedules of investments (unaudited)
July 31, 2009

   LEGG MASON PARTNERS TARGET RETIREMENT 2015

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 100.1%

	iShares Trust:

2,770	iShares MSCI EAFE Index Fund	$139,636

840	iShares Russell 1000 Growth Index Fund	36,733

1,760	iShares Russell 1000 Value Index Fund	89,672

515	iShares Russell 2000 Index Fund	28,649

22,579	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares(a)	224,433

	Legg Mason Global Trust, Inc.:

2,263	Legg Mason Emerging Markets Trust, Institutional Select Class Shares(a)	39,023

9,007	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	103,666

1,931	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	31,552

	Legg Mason Partners Equity Trust:

387	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	31,903

4,177	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	46,828

13,962	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	102,200

5,963	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	49,193

921	Legg Mason Value Trust, Inc., Institutional Class Shares*(a)	34,908

4,514	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	40,355

700	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	24,703

2,150	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	73,852

	Western Asset Funds, Inc.:

33,659	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	337,267

2,515	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	19,416

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 100.1% (Cost — $1,472,390#)	1,453,989

	Liabilities in Excess of Other Assets — (0.1)%	(926)

	TOTAL NET ASSETS — 100.0%	$1,453,063

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

28   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2020

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.4%

	iShares Trust:

3,130	iShares MSCI EAFE Index Fund	$157,783

1,090	iShares Russell 1000 Growth Index Fund	47,666

2,200	iShares Russell 1000 Value Index Fund	112,090

500	iShares Russell 2000 Index Fund	27,815

23,505	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares(a)	233,644

	Legg Mason Global Trust, Inc.:

2,166	Legg Mason Emerging Markets Trust, Institutional Select Class Shares(a)	37,346

10,409	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	119,807

2,395	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	39,134

	Legg Mason Partners Equity Trust:

460	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	37,998

5,435	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	60,923

16,495	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	120,746

7,510	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	61,955

3,050	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	13,999

1,048	Legg Mason Value Trust, Inc., Institutional Class Shares*(a)	39,747

4,938	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	44,149

720	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	25,409

2,225	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	76,429

	Western Asset Funds, Inc.:

25,880	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	259,313

1,001	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	7,729

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.4% (Cost — $1,491,937#)	1,523,682

	Other Assets in Excess of Liabilities — 0.6%	9,958

	TOTAL NET ASSETS — 100.0%	$1,533,640

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   29

Schedules of investments (unaudited) continued
July 31, 2009

   LEGG MASON PARTNERS TARGET RETIREMENT 2025

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.6%

	iShares Trust:

3,380	iShares MSCI EAFE Index Fund	$170,386

1,200	iShares Russell 1000 Growth Index Fund	52,476

2,770	iShares Russell 1000 Value Index Fund	141,132

550	iShares Russell 2000 Index Fund	30,597

21,311	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares(a)	211,834

	Legg Mason Global Trust, Inc.:

1,731	Legg Mason Emerging Markets Trust, Institutional Select Class Shares(a)	29,850

10,583	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	121,807

2,826	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	46,177

	Legg Mason Partners Equity Trust:

615	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	50,759

6,783	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	76,038

16,496	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	120,752

9,360	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	77,220

9,985	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	45,830

1,476	Legg Mason Value Trust, Inc., Institutional Class Shares*(a)	55,948

5,358	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	47,898

500	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	17,645

2,310	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	79,349

	Western Asset Funds, Inc.:

17,266	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	173,008

1,464	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	11,300

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.6% (Cost — $1,586,415#)	1,560,006

	Other Assets in Excess of Liabilities — 0.4%	6,350

	TOTAL NET ASSETS — 100.0%	$1,566,356

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

30   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2030

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.2%

	iShares Trust:

3,980	iShares MSCI EAFE Index Fund	$200,632

1,875	iShares Russell 1000 Growth Index Fund	81,994

3,815	iShares Russell 1000 Value Index Fund	194,374

550	iShares Russell 2000 Index Fund	30,596

12,316	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares(a)	122,421

	Legg Mason Global Trust, Inc.:

1,258	Legg Mason Emerging Markets Trust, Institutional Select Class Shares(a)	21,691

12,908	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	148,574

4,335	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	70,831

	Legg Mason Partners Equity Trust:

819	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	67,610

9,446	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	105,891

20,785	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	152,145

12,742	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	105,122

19,259	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	88,397

1,917	Legg Mason Value Trust, Inc., Institutional Class Shares*(a)	72,661

5,999	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	53,633

350	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	12,352

2,475	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	85,016

	Western Asset Funds, Inc.:

13,274	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	133,007

3,662	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	28,273

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.2% (Cost — $1,781,518#)	1,775,220

	Other Assets in Excess of Liabilities — 0.8%	14,640

	TOTAL NET ASSETS — 100.0%	$1,789,860

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   31

Schedules of investments (unaudited) continued
July 31, 2009

   LEGG MASON PARTNERS TARGET RETIREMENT 2035

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.0%

	iShares Trust:

2,790	iShares MSCI EAFE Index Fund	$140,644

1,650	iShares Russell 1000 Growth Index Fund	72,155

3,350	iShares Russell 1000 Value Index Fund	170,682

440	iShares Russell 2000 Index Fund	24,477

	Legg Mason Global Trust, Inc.:

666	Legg Mason Emerging Markets Trust, Institutional Select Class Shares(a)	11,484

9,150	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	105,321

3,719	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	60,767

	Legg Mason Partners Equity Trust:

732	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	60,378

8,098	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	90,779

14,507	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	106,188

11,049	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	91,155

13,695	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	62,862

1,609	Legg Mason Value Trust, Inc., Institutional Class Shares*(a)	60,999

4,063	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	36,325

170	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	5,999

1,790	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	61,487

	Western Asset Funds, Inc.:

3,749	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	37,563

3,017	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	23,288

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.0% (Cost — $1,321,458#)	1,222,553

	Other Assets in Excess of Liabilities — 1.0%	11,874

	TOTAL NET ASSETS — 100.0%	$1,234,427

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

32   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2040

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 100.8%

	iShares Trust:

2,580	iShares MSCI EAFE Index Fund	$130,058

1,730	iShares Russell 1000 Growth Index Fund	75,653

3,515	iShares Russell 1000 Value Index Fund	179,089

600	iShares Russell 2000 Index Fund	33,378

	Legg Mason Global Trust, Inc.:

1,899	Legg Mason Emerging Markets Trust, Institutional Select Class Shares(a)	32,745

8,422	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	96,942

3,879	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	63,386

	Legg Mason Partners Equity Trust:

766	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	63,215

8,539	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	95,725

13,353	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	97,743

11,609	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	95,776

9,467	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	43,453

1,718	Legg Mason Value Trust, Inc., Institutional Class Shares*(a)	65,117

6,576	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	58,787

575	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	20,292

1,850	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	63,547

3,818	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	38,258

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 100.8% (Cost — $1,338,141#)	1,253,164

	Liabilities in Excess of Other Assets — (0.8)%	(10,031)

	TOTAL NET ASSETS — 100.0%	$1,243,133

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   33

Schedules of investments (unaudited) continued
July 31, 2009

   LEGG MASON PARTNERS TARGET RETIREMENT 2045

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 100.7%

	iShares Trust:

2,240	iShares MSCI EAFE Index Fund	$112,918

1,500	iShares Russell 1000 Growth Index Fund	65,595

3,040	iShares Russell 1000 Value Index Fund	154,888

580	iShares Russell 2000 Index Fund	32,265

	Legg Mason Global Trust, Inc.:

1,639	Legg Mason Emerging Markets Trust, Institutional Select Class Shares(a)	28,258

7,283	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	83,830

3,200	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	52,294

	Legg Mason Partners Equity Trust:

658	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	54,318

7,257	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	81,356

11,529	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	84,393

9,607	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	79,258

8,191	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	37,594

1,479	Legg Mason Value Trust, Inc., Institutional Class Shares*(a)	56,062

5,717	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	51,105

465	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	16,410

1,600	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	54,960

3,276	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	32,827

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 100.7% (Cost — $1,185,703#)	1,078,331

	Liabilities in Excess of Other Assets — (0.7)%	(7,779)

	TOTAL NET ASSETS — 100.0%	$1,070,552

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

34   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2050

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.4%

	iShares Trust:

2,040	iShares MSCI EAFE Index Fund	$102,836

1,360	iShares Russell 1000 Growth Index Fund	59,473

2,770	iShares Russell 1000 Value Index Fund	141,132

530	iShares Russell 2000 Index Fund	29,484

	Legg Mason Global Trust, Inc.:

1,498	Legg Mason Emerging Markets Trust, Institutional Select Class Shares(a)	25,826

6,440	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	74,123

2,940	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	48,046

	Legg Mason Partners Equity Trust:

581	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	47,955

6,500	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	72,864

10,285	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	75,284

9,119	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	75,229

7,629	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	35,020

1,366	Legg Mason Value Trust, Inc., Institutional Class Shares*(a)	51,788

5,027	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	44,940

450	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	15,881

1,460	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	50,151

2,991	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	29,967

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.4% (Cost — $1,096,586#)	979,999

	Other Assets in Excess of Liabilities — 0.6%	6,282

	TOTAL NET ASSETS — 100.0%	$986,281

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   35

Schedules of investments (unaudited) continued
July 31, 2009

   LEGG MASON PARTNERS TARGET RETIREMENT FUND

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 100.5%

	iShares Trust:

1,260	iShares MSCI EAFE Index Fund	$63,517

300	iShares Russell 1000 Growth Index Fund	13,119

500	iShares Russell 1000 Value Index Fund	25,475

400	iShares Russell 2000 Index Fund	22,252

17,424	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares(a)	173,192

	Legg Mason Global Trust, Inc.:

1,255	Legg Mason Emerging Markets Trust, Institutional Select Class Shares(a)	21,641

4,101	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	47,208

568	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	9,289

	Legg Mason Partners Equity Trust:

81	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	6,692

1,263	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	14,155

6,295	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	46,082

1,702	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	14,045

184	Legg Mason Value Trust, Inc., Institutional Class Shares*(a)	6,972

3,770	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	33,705

400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	14,116

1,700	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	58,395

	Western Asset Funds, Inc.:

47,528	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	476,232

10,642	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	82,158

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 100.5% (Cost — $1,140,303#)	1,128,245

	Liabilities in Excess of Other Assets — (0.5)%	(6,120)

	TOTAL NET ASSETS — 100.0%	$1,122,125

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

36   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Statements of assets and liabilities (unaudited)
July 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2015	2020	2025
ASSETS:

Investments in affiliated Underlying Funds, at cost	$1,048,233	$1,026,445	$1,067,826

Investments in unaffiliated Underlying Funds, at cost	424,157	465,492	518,589

Investments in affiliated Underlying Funds, at value	1,060,744	1,076,490	1,068,423

Investments in unaffiliated Underlying Funds, at value	393,245	447,192	491,583

Cash	14,067	7,345	54,539

Receivable from investment manager	114,794	115,048	119,192

Receivable for Fund shares sold	1,748	33	28

Receivable for Underlying Funds sold	—	—	—

Prepaid expenses	31,263	62,131	31,772

Total Assets	1,615,861	1,708,239	1,765,537

LIABILITIES:

Payable for Underlying Funds purchased	12,316	18,849	49,701

Distribution fees payable	614	676	508

Trustees’ fees payable	210	173	19

Accrued expenses	149,658	154,901	148,953

Total Liabilities	162,798	174,599	199,181

TOTAL NET ASSETS	$1,453,063	$1,533,640	$1,566,356

NET ASSETS:

Par value (Note 7)	$1	$2	$2

Paid-in capital in excess of par value	1,538,911	1,596,540	1,673,736

Undistributed net investment income	12,122	12,501	9,729

Accumulated net realized loss on sale of Underlying Funds	(79,570)	(107,148)	(90,702)

Net unrealized appreciation (depreciation) on Underlying Funds	(18,401)	31,745	(26,409)

TOTAL NET ASSETS	$1,453,063	$1,533,640	$1,566,356

Shares Outstanding:

Class A	9,384	11,032	17,207

Class C	66,538	77,036	52,149

Class FI	43,860	43,860	43,860

Class R	8,772	8,772	8,772

Class I	12,665	10,366	36,426

Class IS	8,772	8,772	8,772

Net Asset Value:

Class A (and redemption price)	$9.70	$9.61	$9.38

Class C*	$9.66	$9.57	$9.34

Class FI (and redemption price)	$9.70	$9.61	$9.38

Class R (and redemption price)	$9.69	$9.60	$9.36

Class I (and redemption price)	$9.72	$9.63	$9.39

Class IS (and redemption price)	$9.73	$9.64	$9.40

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%)	$10.29	$10.20	$9.95

*	Redemption price per share is NAV of Class C shares reduced by 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   37

Statements of assets and liabilities (unaudited) continued
July 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2030	2035	2040
ASSETS:

Investments in affiliated Underlying Funds, at cost	$1,152,496	$795,201	$792,895

Investments in unaffiliated Underlying Funds, at cost	629,022	526,257	545,246

Investments in affiliated Underlying Funds, at value	1,170,256	747,109	751,147

Investments in unaffiliated Underlying Funds, at value	604,964	475,444	502,017

Cash	36,934	82,354	34,687

Receivable from investment manager	119,327	120,289	111,809

Receivable for Fund shares sold	12,921	—	—

Receivable for Underlying Funds sold	—	—	14

Prepaid expenses	31,772	35,634	30,369

Total Assets	1,976,174	1,460,830	1,430,043

LIABILITIES:

Payable for Underlying Funds purchased	36,315	77,074	35,210

Distribution fees payable	758	352	383

Trustees’ fees payable	18	17	24

Accrued expenses	149,223	148,960	151,293

Total Liabilities	186,314	226,403	186,910

TOTAL NET ASSETS	$1,789,860	$1,234,427	$1,243,133

NET ASSETS:

Par value (Note 7)	$2	$1	$1

Paid-in capital in excess of par value	1,884,269	1,428,290	1,429,312

Undistributed net investment income	8,242	4,155	3,685

Accumulated net realized loss on sale of Underlying Funds	(96,355)	(99,114)	(104,888)

Net unrealized depreciation on Underlying Funds	(6,298)	(98,905)	(84,977)

TOTAL NET ASSETS	$1,789,860	$1,234,427	$1,243,133

Shares Outstanding:

Class A	11,834	12,144	8,870

Class C	93,784	36,705	40,338

Class FI	47,085	43,860	43,860

Class R	8,777	8,772	8,782

Class I	28,155	30,303	31,017

Class IS	8,772	8,772	8,772

Net Asset Value:

Class A (and redemption price)	$9.03	$8.79	$8.78

Class C*	$9.00	$8.75	$8.75

Class FI (and redemption price)	$9.03	$8.79	$8.78

Class R (and redemption price)	$9.02	$8.78	$8.77

Class I (and redemption price)	$9.05	$8.80	$8.80

Class IS (and redemption price)	$9.06	$8.81	$8.80

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%)	$9.58	$9.33	$9.32

*	Redemption price per share is NAV of Class C shares reduced by 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

38   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2045	2050	Fund
ASSETS:

Investments in affiliated Underlying Funds, at cost	$699,571	$647,966	$914,028

Investments in unaffiliated Underlying Funds, at cost	486,132	448,620	226,275

Investments in affiliated Underlying Funds, at value	641,294	581,043	931,371

Investments in unaffiliated Underlying Funds, at value	437,037	398,956	196,874

Cash	51,144	29,478	2,883

Receivable from investment manager	112,152	114,321	117,524

Receivable for Fund shares sold	268	4,443	70

Receivable for Underlying Funds sold	—	—	—

Prepaid expenses	29,804	31,803	30,601

Total Assets	1,271,699	1,160,044	1,279,323

LIABILITIES:

Payable for Underlying Funds purchased	49,599	25,042	2,936

Distribution fees payable	293	275	349

Trustees’ fees payable	24	19	17

Accrued expenses	151,231	148,427	153,896

Total Liabilities	201,147	173,763	157,198

TOTAL NET ASSETS	$1,070,552	$986,281	$1,122,125

NET ASSETS:

Par value (Note 7)	$1	$1	$1

Paid-in capital in excess of par value	1,267,756	1,195,236	1,181,453

Undistributed net investment income	3,484	3,827	17,340

Accumulated net realized loss on sale of Underlying Funds	(93,317)	(96,196)	(64,611)

Net unrealized depreciation on Underlying Funds	(107,372)	(116,587)	(12,058)

TOTAL NET ASSETS	$1,070,552	$986,281	$1,122,125

Shares Outstanding:

Class A	12,197	10,677	8,919

Class C	24,839	24,520	27,009

Class FI	43,860	43,860	43,860

Class R	8,778	8,780	8,772

Class I	23,064	15,415	10,561

Class IS	8,772	8,772	8,772

Net Asset Value:

Class A (and redemption price)	$8.81	$8.81	$10.41

Class C*	$8.78	$8.78	$10.37

Class FI (and redemption price)	$8.81	$8.81	$10.41

Class R (and redemption price)	$8.80	$8.80	$10.39

Class I (and redemption price)	$8.83	$8.82	$10.43

Class IS (and redemption price)	$8.84	$8.83	$10.43

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%)	$9.35	$9.35	$11.05

*	Redemption price per share is NAV of Class C shares reduced by 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   39

Statements of operations (unaudited)
For the Six Months Ended July 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2015	2020	2025
INVESTMENT INCOME:

Income distributions from affiliated Underlying Funds	$11,703	$11,523	$7,876

Income distributions from unaffiliated Underlying Funds	4,934	6,325	5,746

Total Investment Income	16,637	17,848	13,622

EXPENSES:

Registration fees	112,417	107,572	111,929

Shareholder reports (Note 5)	16,230	16,783	14,999

Audit and tax	12,092	13,375	12,002

Legal fees	3,521	6,566	3,520

Distribution fees (Notes 2 and 5)	2,077	3,060	2,200

Transfer agent fees (Note 5)	1,166	1,951	739

Investment management fee (Note 2)	463	562	473

Trustees’ fees	34	8	55

Custody fees	24	50	72

Miscellaneous expenses	4,446	4,514	4,561

Total Expenses	152,470	154,441	150,550

Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(148,936)	(149,622)	(146,947)

Net Expenses	3,534	4,819	3,603

NET INVESTMENT INCOME	13,103	13,029	10,019

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS AND SALE OF UNDERLYING FUNDS (NOTES 1 AND 3):

Net Realized Loss From:

Sale of affiliated Underlying Funds	(42,560)	(67,601)	(46,464)

Sale of unaffiliated Underlying Funds	(17,856)	(20,128)	(25,510)

Net Realized Loss	(60,416)	(87,729)	(71,974)

Change in Net Unrealized Appreciation/Depreciation From:

Affiliated Underlying Funds	185,582	234,816	189,864

Unaffiliated Underlying Funds	82,443	102,864	99,755

Change in Net Unrealized Appreciation/Depreciation	268,025	337,680	289,619

NET GAIN ON UNDERLYING FUNDS	207,609	249,951	217,645

INCREASE IN NET ASSETS FROM OPERATIONS	$220,712	$262,980	$227,664

See Notes to Financial Statements.

40   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2030	2035	2040
INVESTMENT INCOME:

Income distributions from affiliated Underlying Funds	$6,072	$2,266	$1,599

Income distributions from unaffiliated Underlying Funds	6,494	5,346	5,552

Total Investment Income	12,566	7,612	7,151

EXPENSES:

Registration fees	111,930	108,326	113,500

Shareholder reports (Note 5)	15,000	14,833	15,500

Audit and tax	12,000	11,981	12,500

Legal fees	3,509	3,518	4,250

Distribution fees (Notes 2 and 5)	2,487	1,397	1,534

Transfer agent fees (Note 5)	939	853	380

Investment management fee (Note 2)	503	375	387

Trustees’ fees	55	39	45

Custody fees	55	10	34

Miscellaneous expenses	4,556	4,433	5,249

Total Expenses	151,034	145,765	153,379

Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(146,992)	(143,215)	(150,697)

Net Expenses	4,042	2,550	2,682

NET INVESTMENT INCOME	8,524	5,062	4,469

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS AND SALE OF UNDERLYING FUNDS (NOTES 1 AND 3):

Net Realized Loss From:

Sale of affiliated Underlying Funds	(53,535)	(47,125)	(51,470)

Sale of unaffiliated Underlying Funds	(24,725)	(33,445)	(36,560)

Net Realized Loss	(78,260)	(80,570)	(88,030)

Change in Net Unrealized Appreciation/Depreciation From:

Affiliated Underlying Funds	215,674	155,798	164,188

Unaffiliated Underlying Funds	116,700	101,871	112,487

Change in Net Unrealized Appreciation/Depreciation	332,374	257,669	276,675

NET GAIN ON UNDERLYING FUNDS	254,114	177,099	188,645

INCREASE IN NET ASSETS FROM OPERATIONS	$262,638	$182,161	$193,114

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   41

Statements of operations (unaudited) continued
For the Six Months Ended July 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2045	2050	Fund
INVESTMENT INCOME:

Income distributions from affiliated Underlying Funds	$1,524	$1,410	$18,646

Income distributions from unaffiliated Underlying Funds	5,280	5,183	3,181

Total Investment Income	6,804	6,593	21,827

EXPENSES:

Registration fees	114,000	112,002	111,932

Shareholder reports (Note 5)	15,500	15,063	14,997

Audit and tax	12,500	12,087	12,009

Legal fees	4,320	3,521	3,506

Distribution fees (Notes 2 and 5)	1,342	1,249	1,611

Investment management fee (Note 2)	370	360	437

Transfer agent fees (Note 5)	335	332	563

Trustees’ fees	45	43	54

Custody fees	30	37	36

Miscellaneous expenses	5,500	4,585	4,559

Total Expenses	153,942	149,279	149,704

Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(151,512)	(146,956)	(146,579)

Net Expenses	2,430	2,323	3,125

NET INVESTMENT INCOME	4,374	4,270	18,702

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS AND SALE OF UNDERLYING FUNDS (NOTES 1 AND 3):

Net Realized Loss From:

Sale of affiliated Underlying Funds	(40,940)	(42,974)	(40,409)

Sale of unaffiliated Underlying Funds	(35,364)	(38,454)	(5,418)

Net Realized Loss	(76,304)	(81,428)	(45,827)

Change in Net Unrealized Appreciation/Depreciation From:

Affiliated Underlying Funds	147,481	141,808	167,419

Unaffiliated Underlying Funds	106,621	106,317	44,753

Change in Net Unrealized Appreciation/Depreciation	254,102	248,125	212,172

NET GAIN ON UNDERLYING FUNDS	177,798	166,697	166,345

INCREASE IN NET ASSETS FROM OPERATIONS	$182,172	$170,967	$185,047

See Notes to Financial Statements.

42   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Statements of changes in net assets
Legg Mason Partners Target Retirement 2015

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE PERIOD ENDED JANUARY 31, 2009	2009	2009†
OPERATIONS:

Net investment income	$13,103	$17,172

Net realized loss	(60,416)	(19,154)

Change in net unrealized appreciation/depreciation	268,025	(286,426)

Increase (Decrease) in Net Assets From Operations	220,712	(288,408)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(1,300)	(17,600)

Decrease in Net Assets From Distributions to Shareholders	(1,300)	(17,600)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	564,738	1,010,695

Reinvestment of distributions	368	—

Cost of shares repurchased	(36,142)	—

Increase in Net Assets From Fund Share Transactions	528,964	1,010,695

INCREASE IN NET ASSETS	748,376	704,687

NET ASSETS:

Beginning of period	704,687	—

End of period*	$1,453,063	$704,687

* Includes undistributed net investment income of:	$12,122	$319

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   43

Statements of changes in net assets continued
Legg Mason Partners Target Retirement 2020

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE PERIOD ENDED JANUARY 31, 2009	2009	2009†
OPERATIONS:

Net investment income	$13,029	$15,638

Net realized loss	(87,729)	(19,419)

Change in net unrealized appreciation/depreciation	337,680	(305,935)

Increase (Decrease) in Net Assets From Operations	262,980	(309,716)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(1,500)	(15,500)

Decrease in Net Assets From Distributions to Shareholders	(1,500)	(15,500)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	436,088	1,252,829

Reinvestment of distributions	511	12

Cost of shares repurchased	(91,934)	(130)

Increase in Net Assets From Fund Share Transactions	344,665	1,252,711

INCREASE IN NET ASSETS	606,145	927,495

NET ASSETS:

Beginning of period	927,495	—

End of period*	$1,533,640	$927,495

* Includes undistributed net investment income of:	$12,501	$972

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

44   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2025

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE PERIOD ENDED JANUARY 31, 2009	2009	2009†
OPERATIONS:

Net investment income	$10,019	$14,938

Net realized loss	(71,974)	(18,728)

Change in net unrealized appreciation/depreciation	289,619	(316,028)

Increase (Decrease) in Net Assets From Operations	227,664	(319,818)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(1,200)	(15,000)

Decrease in Net Assets From Distributions to Shareholders	(1,200)	(15,000)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	614,918	1,095,663

Reinvestment of distributions	305	16

Cost of shares repurchased	(36,192)	—

Increase in Net Assets From Fund Share Transactions	579,031	1,095,679

INCREASE IN NET ASSETS	805,495	760,861

NET ASSETS:

Beginning of period	760,861	—

End of period*	$1,566,356	$760,861

* Includes undistributed net investment income of:	$9,729	$910

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   45

Statements of changes in net assets continued
Legg Mason Partners Target Retirement 2030

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE PERIOD ENDED JANUARY 31, 2009	2009	2009†
OPERATIONS:

Net investment income	$8,524	$14,038

Net realized loss	(78,260)	(18,095)

Change in net unrealized appreciation/depreciation	332,374	(338,672)

Increase (Decrease) in Net Assets From Operations	262,638	(342,729)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(800)	(14,500)

Decrease in Net Assets From Distributions to Shareholders	(800)	(14,500)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	904,882	1,045,730

Reinvestment of distributions	259	476

Cost of shares repurchased	(64,838)	(1,258)

Increase in Net Assets From Fund Share Transactions	840,303	1,044,948

INCREASE IN NET ASSETS	1,102,141	687,719

NET ASSETS:

Beginning of period	687,719	—

End of period*	$1,789,860	$687,719

* Includes undistributed net investment income of:	$8,242	$518

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

46   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2035

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE PERIOD ENDED JANUARY 31, 2009	2009	2009†
OPERATIONS:

Net investment income	$5,062	$10,465

Net realized loss	(80,570)	(18,544)

Change in net unrealized appreciation/depreciation	257,669	(356,574)

Increase (Decrease) in Net Assets From Operations	182,161	(364,653)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	—	(12,000)

Decrease in Net Assets From Distributions to Shareholders	—	(12,000)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	436,162	1,011,598

Cost of shares repurchased	(18,841)	—

Increase in Net Assets From Fund Share Transactions	417,321	1,011,598

INCREASE IN NET ASSETS	599,482	634,945

NET ASSETS:

Beginning of period	634,945	—

End of period*	$1,234,427	$634,945

* Includes undistributed and (overdistributed) net investment income, respectively, of:	$4,155	$(907)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   47

Statements of changes in net assets continued
Legg Mason Partners Target Retirement 2040

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE PERIOD ENDED JANUARY 31, 2009	2009	2009†
OPERATIONS:

Net investment income	$4,469	$9,411

Net realized loss	(88,030)	(16,858)

Change in net unrealized appreciation/depreciation	276,675	(361,652)

Increase (Decrease) in Net Assets From Operations	193,114	(369,099)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(400)	(10,500)

Decrease in Net Assets From Distributions to Shareholders	(400)	(10,500)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	488,895	1,006,921

Reinvestment of distributions	66	—

Cost of shares repurchased	(65,864)	—

Increase in Net Assets From Fund Share Transactions	423,097	1,006,921

INCREASE IN NET ASSETS	615,811	627,322

NET ASSETS:

Beginning of period	627,322	—

End of period*	$1,243,133	$627,322

* Includes undistributed and (overdistributed) net investment income, respectively, of:	$3,685	$(384)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

48   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2045

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE PERIOD ENDED JANUARY 31, 2009	2009	2009†
OPERATIONS:

Net investment income	$4,374	$9,446

Net realized loss	(76,304)	(17,013)

Change in net unrealized appreciation/depreciation	254,102	(361,474)

Increase (Decrease) in Net Assets From Operations	182,172	(369,041)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	—	(11,000)

Decrease in Net Assets From Distributions to Shareholders	—	(11,000)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	288,514	1,003,900

Cost of shares repurchased	(23,993)	—

Increase in Net Assets From Fund Share Transactions	264,521	1,003,900

INCREASE IN NET ASSETS	446,693	623,859

NET ASSETS:

Beginning of period	623,859	—

End of period*	$1,070,552	$623,859

* Includes undistributed and (overdistributed) net investment income, respectively, of:	$3,484	$(890)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   49

Statements of changes in net assets continued
Legg Mason Partners Target Retirement 2050

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE PERIOD ENDED JANUARY 31, 2009	2009	2009†
OPERATIONS:

Net investment income	$4,270	$9,512

Net realized loss	(81,428)	(14,768)

Change in net unrealized appreciation/depreciation	248,125	(364,712)

Increase (Decrease) in Net Assets From Operations	170,967	(369,968)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(900)	(10,000)

Decrease in Net Assets From Distributions to Shareholders	(900)	(10,000)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	185,459	1,024,324

Reinvestment of distributions	91	211

Cost of shares repurchased	(13,696)	(207)

Increase in Net Assets From Fund Share Transactions	171,854	1,024,328

INCREASE IN NET ASSETS	341,921	644,360

NET ASSETS:

Beginning of period	644,360	—

End of period*	$986,281	$644,360

* Includes undistributed net investment income of:	$3,827	$457

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

50   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement Fund

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE PERIOD ENDED JANUARY 31, 2009	2009	2009†
OPERATIONS:

Net investment income	$18,702	$23,377

Net realized loss	(45,827)	(18,784)

Change in net unrealized appreciation/depreciation	212,172	(224,230)

Increase (Decrease) in Net Assets From Operations	185,047	(219,637)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(2,000)	(23,500)

Decrease in Net Assets From Distributions to Shareholders	(2,000)	(23,500)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	189,396	1,005,451

Reinvestment of distributions	250	—

Cost of shares repurchased	(12,882)	—

Increase in Net Assets From Fund Share Transactions	176,764	1,005,451

INCREASE IN NET ASSETS	359,811	762,314

NET ASSETS:

Beginning of period	762,314	—

End of period*	$1,122,125	$762,314

* Includes undistributed net investment income of:	$17,340	$638

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   51

Financial Highlights
Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.91	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12	0.20 [4]

Net realized and unrealized gain (loss)	1.68	(3.49)

Total income (loss) from operations	1.80	(3.29)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.20)

Total distributions	(0.01)	(0.20)

NET ASSET VALUE, END OF PERIOD	$9.70	$7.91

Total return[5]	22.78%	(28.96)%

NET ASSETS, END OF PERIOD (000s)	$91	$69

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	32.50%	24.64%

Net expenses[6,7,8,9]	0.58	0.58

Net investment income[7]	2.94	5.31

PORTFOLIO TURNOVER RATE	20%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.91	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.10	0.17 [4]

Net realized and unrealized gain (loss)	1.66	(3.48)

Total income (loss) from operations	1.76	(3.31)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.18)

Total distributions	(0.01)	(0.18)

NET ASSET VALUE, END OF PERIOD	$9.66	$7.91

Total return[5]	22.25%	(29.13)%

NET ASSETS, END OF PERIOD (000s)	$643	$80

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	33.10%	24.97%

Net expenses[6,7,8,9]	1.34	1.33

Net investment income[7]	2.44	4.53

PORTFOLIO TURNOVER RATE	20%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   53

Financial highlights continued

Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.91	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12	0.20 [4]

Net realized and unrealized gain (loss)	1.68	(3.49)

Total income (loss) from operations	1.80	(3.29)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.20)

Total distributions	(0.01)	(0.20)

NET ASSET VALUE, END OF PERIOD	$9.70	$7.91

Total return[5]	22.78%	(28.96)%

NET ASSETS, END OF PERIOD (000s)	$426	$347

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	33.19%	24.60%

Net expenses[6,7,8,9]	0.58	0.58

Net investment income[7]	2.93	5.31

PORTFOLIO TURNOVER RATE	20%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

54   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.91	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11	0.19 [4]

Net realized and unrealized gain (loss)	1.68	(3.49)

Total income (loss) from operations	1.79	(3.30)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.19)

Total distributions	(0.01)	(0.19)

NET ASSET VALUE, END OF PERIOD	$9.69	$7.91

Total return[5]	22.64%	(29.02)%

NET ASSETS, END OF PERIOD (000s)	$85	$69

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	32.75%	24.90%

Net expenses[6,7,8,9]	0.83	0.83

Net investment income[7]	2.68	5.06

PORTFOLIO TURNOVER RATE	20%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   55

Financial highlights continued

Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.92	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.13	0.21 [4]

Net realized and unrealized gain (loss)	1.68	(3.48)

Total income (loss) from operations	1.81	(3.27)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.21)

Total distributions	(0.01)	(0.21)

NET ASSET VALUE, END OF PERIOD	$9.72	$7.92

Total return[5]	22.88%	(28.80)%

NET ASSETS, END OF PERIOD (000s)	$123	$70

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	32.36%	24.39%

Net expenses[6,7,8,9]	0.28	0.28

Net investment income[7]	3.23	5.61

PORTFOLIO TURNOVER RATE	20%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

56   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.92	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.14	0.21 [4]

Net realized and unrealized gain (loss)	1.68	(3.48)

Total income (loss) from operations	1.82	(3.27)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.21)

Total distributions	(0.01)	(0.21)

NET ASSET VALUE, END OF PERIOD	$9.73	$7.92

Total return[5]	23.01%	(28.77)%

NET ASSETS, END OF PERIOD (000s)	$85	$70

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	32.25%	24.39%

Net expenses[6,7,8,9]	0.13	0.13

Net investment income[7]	3.38	5.76

PORTFOLIO TURNOVER RATE	20%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   57

Financial highlights continued

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.81	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11	0.18 [4]

Net realized and unrealized gain (loss)	1.70	(3.59)

Total income (loss) from operations	1.81	(3.41)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.18)

Total distributions	(0.01)	(0.18)

NET ASSET VALUE, END OF PERIOD	$9.61	$7.81

Total return[5]	23.21%	(30.03)%

NET ASSETS, END OF PERIOD (000s)	$106	$68

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	26.39%	25.21%

Net expenses[6,7,8,9]	0.58	0.57

Net investment income[7]	2.60	4.90

PORTFOLIO TURNOVER RATE	23%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

58   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.81	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.08	0.11 [4]

Net realized and unrealized gain (loss)	1.69	(3.54)

Total income (loss) from operations	1.77	(3.43)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.16)

Total distributions	(0.01)	(0.16)

NET ASSET VALUE, END OF PERIOD	$9.57	$7.81

Total return[5]	22.67%	(30.20)%

NET ASSETS, END OF PERIOD (000s)	$738	$310

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	28.26%	17.12%

Net expenses[6,7,8,9]	1.33	1.32

Net investment income[7]	1.87	3.13

PORTFOLIO TURNOVER RATE	23%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   59

Financial highlights continued

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.81	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11	0.18 [4]

Net realized and unrealized gain (loss)	1.70	(3.59)

Total income (loss) from operations	1.81	(3.41)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.18)

Total distributions	(0.01)	(0.18)

NET ASSET VALUE, END OF PERIOD	$9.61	$7.81

Total return[5]	23.21%	(30.03)%

NET ASSETS, END OF PERIOD (000s)	$422	$343

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	27.48%	25.16%

Net expenses[6,7,8,9]	0.58	0.57

Net investment income[7]	2.58	4.90

PORTFOLIO TURNOVER RATE	23%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

60   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.81	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.10	0.17 [4]

Net realized and unrealized gain (loss)	1.70	(3.59)

Total income (loss) from operations	1.80	(3.42)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.17)

Total distributions	(0.01)	(0.17)

NET ASSET VALUE, END OF PERIOD	$9.60	$7.81

Total return[5]	23.07%	(30.09)%

NET ASSETS, END OF PERIOD (000s)	$84	$68

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	26.66%	25.46%

Net expenses[6,7,8,9]	0.83	0.83

Net investment income[7]	2.33	4.65

PORTFOLIO TURNOVER RATE	23%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   61

Financial highlights continued

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.81	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12	0.19 [4]

Net realized and unrealized gain (loss)	1.71	(3.59)

Total income (loss) from operations	1.83	(3.40)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.19)

Total distributions	(0.01)	(0.19)

NET ASSET VALUE, END OF PERIOD	$9.63	$7.81

Total return[5]	23.47%	(29.96)%

NET ASSETS, END OF PERIOD (000s)	$100	$69

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	26.08%	24.89%

Net expenses[6,7,8,9]	0.28	0.27

Net investment income[7]	2.88	5.21

PORTFOLIO TURNOVER RATE	23%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

62   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.81	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12	0.20 [4]

Net realized and unrealized gain (loss)	1.72	(3.60)

Total income (loss) from operations	1.84	(3.40)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.19)

Total distributions	(0.01)	(0.19)

NET ASSET VALUE, END OF PERIOD	$9.64	$7.81

Total return[5]	23.61%	(29.93)%

NET ASSETS, END OF PERIOD (000s)	$84	$69

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	26.12%	24.96%

Net expenses[6,7,8,9]	0.13	0.12

Net investment income[7]	3.03	5.35

PORTFOLIO TURNOVER RATE	23%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   63

Financial highlights continued

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.60	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.09	0.17 [4]

Net realized and unrealized gain (loss)	1.70	(3.80)

Total income (loss) from operations	1.79	(3.63)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.17)

Total distributions	(0.01)	(0.17)

NET ASSET VALUE, END OF PERIOD	$9.38	$7.60

Total return[5]	23.57%	(31.93)%

NET ASSETS, END OF PERIOD (000s)	$161	$67

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	32.20%	25.33%

Net expenses[6,7,8,9]	0.56	0.57

Net investment income[7]	2.30	4.77

PORTFOLIO TURNOVER RATE	18%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

64   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.60	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.07	0.13 [4]

Net realized and unrealized gain (loss)	1.68	(3.78)

Total income (loss) from operations	1.75	(3.65)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.15)

Total distributions	(0.01)	(0.15)

NET ASSET VALUE, END OF PERIOD	$9.34	$7.60

Total return[5]	23.02%	(32.10)%

NET ASSETS, END OF PERIOD (000s)	$487	$160

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	32.72%	24.88%

Net expenses[6,7,8,9]	1.32	1.31

Net investment income[7]	1.63	3.78

PORTFOLIO TURNOVER RATE	18%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   65

Financial highlights continued

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.60	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.09	0.17 [4]

Net realized and unrealized gain (loss)	1.70	(3.80)

Total income (loss) from operations	1.79	(3.63)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.17)

Total distributions	(0.01)	(0.17)

NET ASSET VALUE, END OF PERIOD	$9.38	$7.60

Total return[5]	23.57%	(31.93)%

NET ASSETS, END OF PERIOD (000s)	$411	$334

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	30.41%	25.36%

Net expenses[6,7,8,9]	0.57	0.57

Net investment income[7]	2.31	4.75

PORTFOLIO TURNOVER RATE	18%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

66   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.60	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.08	0.16 [4]

Net realized and unrealized gain (loss)	1.69	(3.80)

Total income (loss) from operations	1.77	(3.64)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.16)

Total distributions	(0.01)	(0.16)

NET ASSET VALUE, END OF PERIOD	$9.36	$7.60

Total return[5]	23.30%	(31.99)%

NET ASSETS, END OF PERIOD (000s)	$82	$67

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	30.65%	25.66%

Net expenses[6,7,8,9]	0.82	0.82

Net investment income[7]	2.06	4.50

PORTFOLIO TURNOVER RATE	18%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   67

Financial highlights continued

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.61	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.10	0.18 [4]

Net realized and unrealized gain (loss)	1.69	(3.79)

Total income (loss) from operations	1.79	(3.61)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.18)

Total distributions	(0.01)	(0.18)

NET ASSET VALUE, END OF PERIOD	$9.39	$7.61

Total return[5]	23.55%	(31.78)%

NET ASSETS, END OF PERIOD (000s)	$342	$66

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	37.27%	25.15%

Net expenses[6,7,8,9]	0.26	0.27

Net investment income[7]	2.45	5.05

PORTFOLIO TURNOVER RATE	18%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

68   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.61	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11	0.19 [4]

Net realized and unrealized gain (loss)	1.69	(3.80)

Total income (loss) from operations	1.80	(3.61)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.18)

Total Distributions	(0.01)	(0.18)

NET ASSET VALUE, END OF PERIOD	$9.40	$7.61

Total return[5]	23.68%	(31.74)%

NET ASSETS, END OF PERIOD (000s)	$83	$67

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	30.15%	25.15%

Net expenses[6,7,8,9]	0.12	0.12

Net investment income[7]	2.76	5.20

PORTFOLIO TURNOVER RATE	18%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   69

Financial highlights continued

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.36	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.08	0.16 [4]

Net realized and unrealized gain (loss)	1.60	(4.04)

Total income (loss) from operations	1.68	(3.88)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.16)

Total distributions	(0.01)	(0.16)

NET ASSET VALUE, END OF PERIOD	$9.03	$7.36

Total return[5]	22.78%	(34.13)%

NET ASSETS, END OF PERIOD (000s)	$107	$65

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	28.75%	25.82%

Net expenses[6,7,8,9]	0.58	0.57

Net investment income[7]	1.96	4.43

PORTFOLIO TURNOVER RATE	18%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

70   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.35	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.05	0.13 [4]

Net realized and unrealized gain (loss)	1.61	(4.04)

Total income (loss) from operations	1.66	(3.91)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.14)

Total distributions	(0.01)	(0.14)

NET ASSET VALUE, END OF PERIOD	$9.00	$7.35

Total return[5]	22.52%	(34.38)%

NET ASSETS, END OF PERIOD (000s)	$844	$85

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	32.22%	26.11%

Net expenses[6,7,8,9]	1.33	1.32

Net investment income[7]	1.28	3.60

PORTFOLIO TURNOVER RATE	18%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   71

Financial highlights continued

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.36	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.07	0.16 [4]

Net realized and unrealized gain (loss)	1.61	(4.04)

Total income (loss) from operations	1.68	(3.88)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.16)

Total distributions	(0.01)	(0.16)

NET ASSET VALUE, END OF PERIOD	$9.03	$7.36

Total return[5]	22.78%	(34.13)%

NET ASSETS, END OF PERIOD (000s)	$425	$344

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	28.29%	25.22%

Net expenses[6,7,8,9]	0.58	0.57

Net investment income[7]	1.87	4.55

PORTFOLIO TURNOVER RATE	18%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

72   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.36	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.06	0.15 [4]

Net realized and unrealized gain (loss)	1.61	(4.04)

Total income (loss) from operations	1.67	(3.89)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.15)

Total distributions	(0.01)	(0.15)

NET ASSET VALUE, END OF PERIOD	$9.02	$7.36

Total return[5]	22.64%	(34.18)%

NET ASSETS, END OF PERIOD (000s)	$79	$64

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	28.51%	26.08%

Net expenses[6,7,8,9]	0.83	0.82

Net investment income[7]	1.62	4.18

PORTFOLIO TURNOVER RATE	18%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   73

Financial highlights continued

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.36	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.08	0.17 [4]

Net realized and unrealized gain (loss)	1.62	(4.04)

Total income (loss) from operations	1.70	(3.87)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.17)

Total distributions	(0.01)	(0.17)

NET ASSET VALUE, END OF PERIOD	$9.05	$7.36

Total return[5]	23.06%	(34.06)%

NET ASSETS, END OF PERIOD (000s)	$255	$65

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	32.56%	25.57%

Net expenses[6,7,8,9]	0.27	0.27

Net investment income[7]	2.01	4.74

PORTFOLIO TURNOVER RATE	18%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return will have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

74   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.36	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.09	0.17 [4]

Net realized and unrealized gain (loss)	1.62	(4.04)

Total income (loss) from operations	1.71	(3.87)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.17)

Total distributions	(0.01)	(0.17)

NET ASSET VALUE, END OF PERIOD	$9.06	$7.36

Total return[5]	23.20%	(34.03)%

NET ASSETS, END OF PERIOD (000s)	$80	$65

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	28.07%	25.57%

Net expenses[6,7,8,9]	0.13	0.12

Net investment income[7]	2.32	4.89

PORTFOLIO TURNOVER RATE	18%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return will have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   75

Financial highlights continued

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.11	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.06	0.12

Net realized and unrealized gain (loss)	1.62	(4.27)

Total income (loss) from operations	1.68	(4.15)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.14)

Total distributions	—	(0.14)

NET ASSET VALUE, END OF PERIOD	$8.79	$7.11

Total return[4]	23.63%	(36.51)%

NET ASSETS, END OF PERIOD (000s)	$107	$63

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	38.64%	26.45%

Net expenses[5,6,7,8]	0.58	0.57

Net investment income[6]	1.48	3.49

PORTFOLIO TURNOVER RATE	22%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

76   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.11	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.03	0.09

Net realized and unrealized gain (loss)	1.61	(4.26)

Total income (loss) from operations	1.64	(4.17)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.12)

Total distributions	—	(0.12)

NET ASSET VALUE, END OF PERIOD	$8.75	$7.11

Total return[4]	23.07%	(36.67)%

NET ASSETS, END OF PERIOD (000s)	$321	$73

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	40.19%	26.87%

Net expenses[5,6,7,8]	1.33	1.32

Net investment income[6]	0.79	2.67

PORTFOLIO TURNOVER RATE	22%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   77

Financial highlights continued

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.11	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.05	0.12

Net realized and unrealized gain (loss)	1.63	(4.27)

Total income (loss) from operations	1.68	(4.15)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.14)

Total distributions	—	(0.14)

NET ASSET VALUE, END OF PERIOD	$8.79	$7.11

Total return[4]	23.63%	(36.51)%

NET ASSETS, END OF PERIOD (000s)	$385	$312

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	38.41%	26.41%

Net expenses[5,6,7,8]	0.58	0.57

Net investment income[6]	1.43	3.49

PORTFOLIO TURNOVER RATE	22%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

78   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.11	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.04	0.11

Net realized and unrealized gain (loss)	1.63	(4.27)

Total income (loss) from operations	1.67	(4.16)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.13)

Total distributions	—	(0.13)

NET ASSET VALUE, END OF PERIOD	$8.78	$7.11

Total return[4]	23.49%	(36.57)%

NET ASSETS, END OF PERIOD (000s)	$77	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	38.88%	26.72%

Net expenses[5,6,7,8]	0.83	0.82

Net investment income[6]	1.18	3.24

PORTFOLIO TURNOVER RATE	22%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   79

Financial highlights continued

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.12	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.06	0.13

Net realized and unrealized gain (loss)	1.62	(4.26)

Total income (loss) from operations	1.68	(4.13)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.15)

Total distributions	—	(0.15)

NET ASSET VALUE, END OF PERIOD	$8.80	$7.12

Total return[4]	23.60%	(36.36)%

NET ASSETS, END OF PERIOD (000s)	$267	$63

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	39.34%	26.20%

Net expenses[5,6,7,8]	0.28	0.27

Net investment income[6]	1.65	3.79

PORTFOLIO TURNOVER RATE	22%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

80   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.12	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.07	0.14

Net realized and unrealized gain (loss)	1.62	(4.27)

Total income (loss) from operations	1.69	(4.13)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.15)

Total distributions	—	(0.15)

NET ASSET VALUE, END OF PERIOD	$8.81	$7.12

Total return[4]	23.74%	(36.33)%

NET ASSETS, END OF PERIOD (000s)	$77	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	38.40%	26.20%

Net expenses[5,6,7,8]	0.13	0.12

Net investment income[6]	1.88	3.94

PORTFOLIO TURNOVER RATE	22%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   81

Financial highlights continued

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.08	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.05	0.11

Net realized and unrealized gain (loss)	1.65	(4.31)

Total income (loss) from operations	1.70	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.00)[4]	(0.12)

Total distributions	(0.00)[4]	(0.12)

NET ASSET VALUE, END OF PERIOD	$8.78	$7.08

Total return[5]	24.07%	(36.91)%

NET ASSETS, END OF PERIOD (000s)	$78	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	40.05%	26.64%

Net expenses[6,7,8,9]	0.57	0.57

Net investment income[7]	1.25	3.16

PORTFOLIO TURNOVER RATE	24%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

82   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.07	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.03	0.08

Net realized and unrealized gain (loss)	1.65	(4.31)

Total income (loss) from operations	1.68	(4.23)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.00)[4]	(0.10)

Total distributions	(0.00)[4]	(0.10)

NET ASSET VALUE, END OF PERIOD	$8.75	$7.07

Total return[5]	23.81%	(37.16)%

NET ASSETS, END OF PERIOD (000s)	$353	$69

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	38.69%	27.19%

Net expenses[6,7,8,9]	1.32	1.32

Net investment income[7]	0.73	2.38

PORTFOLIO TURNOVER RATE	24%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   83

Financial highlights continued

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.08	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.05	0.11

Net realized and unrealized gain (loss)	1.65	(4.31)

Total income (loss) from operations	1.70	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.00)[4]	(0.12)

Total distributions	(0.00)[4]	(0.12)

NET ASSET VALUE, END OF PERIOD	$8.78	$7.08

Total return[5]	24.07%	(36.91)%

NET ASSETS, END OF PERIOD (000s)	$385	$310

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	39.98%	26.59%

Net expenses[6,7,8,9]	0.57	0.57

Net investment income[7]	1.24	3.16

PORTFOLIO TURNOVER RATE	24%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

84   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.07	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.04	0.10

Net realized and unrealized gain (loss)	1.66	(4.32)

Total income (loss) from operations	1.70	(4.22)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.00)[4]	(0.11)

Total distributions	(0.00)[4]	(0.11)

NET ASSET VALUE, END OF PERIOD	$8.77	$7.07

Total return[5]	24.10%	(37.05)%

NET ASSETS, END OF PERIOD (000s)	$77	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	40.32%	26.90%

Net expenses[6,7,8,9]	0.82	0.82

Net investment income[7]	1.00	2.91

PORTFOLIO TURNOVER RATE	24%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   85

Financial highlights continued

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.08	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.05	0.12

Net realized and unrealized gain (loss)	1.67	(4.31)

Total income (loss) from operations	1.72	(4.19)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.00)[4]	(0.13)

Total distributions	(0.00)[4]	(0.13)

NET ASSET VALUE, END OF PERIOD	$8.80	$7.08

Total return[5]	24.36%	(36.85)%

NET ASSETS, END OF PERIOD (000s)	$273	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	39.15%	26.39%

Net expenses[6,7,8,9]	0.26	0.27

Net investment income[7]	1.34	3.46

PORTFOLIO TURNOVER RATE	24%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

86   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.08	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.06	0.12

Net realized and unrealized gain (loss)	1.66	(4.31)

Total income (loss) from operations	1.72	(4.19)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.00)[4]	(0.13)

Total distributions	(0.00)[4]	(0.13)

NET ASSET VALUE, END OF PERIOD	$8.80	$7.08

Total return[5]	24.36%	(36.82)%

NET ASSETS, END OF PERIOD (000s)	$77	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	39.75%	26.39%

Net expenses[6,7,8,9]	0.12	0.12

Net investment income[7]	1.70	3.61

PORTFOLIO TURNOVER RATE	24%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   87

Financial highlights continued

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.07	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.05	0.11

Net realized and unrealized gain (loss)	1.69	(4.31)

Total income (loss) from operations	1.74	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.13)

Total distributions	—	(0.13)

NET ASSET VALUE, END OF PERIOD	$8.81	$7.07

Total return[4]	24.61%	(36.96)%

NET ASSETS, END OF PERIOD (000s)	$107	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	41.18%	26.53%

Net expenses[5,6,7,8]	0.57	0.57

Net investment income[6]	1.33	3.17

PORTFOLIO TURNOVER RATE	21%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

88   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.06	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.02	0.08

Net realized and unrealized gain (loss)	1.70	(4.31)

Total income (loss) from operations	1.72	(4.23)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.11)

Total distributions	—	(0.11)

NET ASSET VALUE, END OF PERIOD	$8.78	$7.06

Total return[4]	24.36%	(37.20)%

NET ASSETS, END OF PERIOD (000s)	$218	$66

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	41.30%	27.16%

Net expenses[5,6,7,8]	1.32	1.32

Net investment income[6]	0.60	2.40

PORTFOLIO TURNOVER RATE	21%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   89

Financial highlights continued

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.07	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.05	0.11

Net realized and unrealized gain (loss)	1.69	(4.31)

Total income (loss) from operations	1.74	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.13)

Total distributions	—	(0.13)

NET ASSET VALUE, END OF PERIOD	$8.81	$7.07

Total return[4]	24.61%	(36.96)%

NET ASSETS, END OF PERIOD (000s)	$387	$310

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	41.69%	26.48%

Net expenses[5,6,7,8]	0.57	0.57

Net investment income[6]	1.25	3.17

PORTFOLIO TURNOVER RATE	21%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

90   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.07	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.04	0.10

Net realized and unrealized gain (loss)	1.69	(4.31)

Total income (loss) from operations	1.73	(4.21)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.12)

Total distributions	—	(0.12)

NET ASSET VALUE, END OF PERIOD	$8.80	$7.07

Total return[4]	24.47%	(37.01)%

NET ASSETS, END OF PERIOD (000s)	$77	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	42.14%	26.79%

Net expenses[5,6,7,8]	0.82	0.82

Net investment income[6]	1.00	2.92

PORTFOLIO TURNOVER RATE	21%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   91

Financial highlights continued

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.07	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.05	0.12

Net realized and unrealized gain (loss)	1.71	(4.32)

Total income (loss) from operations	1.76	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.13)

Total distributions	—	(0.13)

NET ASSET VALUE, END OF PERIOD	$8.83	$7.07

Total return[4]	24.89%	(36.90)%

NET ASSETS, END OF PERIOD (000s)	$204	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	41.55%	26.28%

Net expenses[5,6,7,8]	0.26	0.27

Net investment income[6]	1.50	3.47

PORTFOLIO TURNOVER RATE	21%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

92   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.07	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.06	0.12

Net realized and unrealized gain (loss)	1.71	(4.31)

Total income (loss) from operations	1.77	(4.19)

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.14)

Total distributions	—	(0.14)

NET ASSET VALUE, END OF PERIOD	$8.84	$7.07

Total return[4]	25.04%	(36.86)%

NET ASSETS, END OF PERIOD (000s)	$78	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	41.57%	26.28%

Net expenses[5,6,7,8]	0.12	0.12

Net investment income[6]	1.69	3.62

PORTFOLIO TURNOVER RATE	21%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   93

Financial highlights continued

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.08	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.05	0.12

Net realized and unrealized gain (loss)	1.69	(4.33)

Total income (loss) from operations	1.74	(4.21)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.11)

Total distributions	(0.01)	(0.11)

NET ASSET VALUE, END OF PERIOD	$8.81	$7.08

Total return[4]	24.58%	(36.98)%

NET ASSETS, END OF PERIOD (000s)	$94	$76

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	41.00%	24.99%

Net expenses[5,6,7,8]	0.57	0.57

Net investment income[6]	1.24	3.57

PORTFOLIO TURNOVER RATE	22%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

94   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.07	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.02	0.08

Net realized and unrealized gain (loss)	1.70	(4.32)

Total income (loss) from operations	1.72	(4.24)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.09)

Total distributions	(0.01)	(0.09)

NET ASSET VALUE, END OF PERIOD	$8.78	$7.07

Total return[4]	24.30%	(37.22)%

NET ASSETS, END OF PERIOD (000s)	$215	$72

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	41.77%	26.81%

Net expenses[5,6,7,8]	1.32	1.32

Net investment income[6]	0.63	2.34

PORTFOLIO TURNOVER RATE	22%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   95

Financial highlights continued

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.08	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.05	0.11

Net realized and unrealized gain (loss)	1.69	(4.32)

Total income (loss) from operations	1.74	(4.21)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.11)

Total distributions	(0.01)	(0.11)

NET ASSET VALUE, END OF PERIOD	$8.81	$7.08

Total return[4]	24.58%	(36.98)%

NET ASSETS, END OF PERIOD (000s)	$387	$310

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	41.33%	26.37%

Net expenses[5,6,7,8]	0.57	0.57

Net investment income[6]	1.24	3.12

PORTFOLIO TURNOVER RATE	22%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

96   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.08	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.04	0.10

Net realized and unrealized gain (loss)	1.69	(4.31)

Total income (loss) from operations	1.73	(4.21)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.11)

Total distributions	(0.01)	(0.11)

NET ASSET VALUE, END OF PERIOD	$8.80	$7.08

Total return[4]	24.43%	(37.03)%

NET ASSETS, END OF PERIOD (000s)	$77	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	42.06%	26.68%

Net expenses[5,6,7,8]	0.82	0.82

Net investment income[6]	0.99	2.87

PORTFOLIO TURNOVER RATE	22%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   97

Financial highlights continued

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.08	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.06	0.12

Net realized and unrealized gain (loss)	1.69	(4.32)

Total income (loss) from operations	1.75	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.12)

Total distributions	(0.01)	(0.12)

NET ASSET VALUE, END OF PERIOD	$8.82	$7.08

Total return[4]	24.73%	(36.92)%

NET ASSETS, END OF PERIOD (000s)	$136	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	41.99%	26.17%

Net expenses[5,6,7,8]	0.27	0.27

Net investment income[6]	1.52	3.43

PORTFOLIO TURNOVER RATE	22%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

98   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.08	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.06	0.12

Net realized and unrealized gain (loss)	1.70	(4.32)

Total income (loss) from operations	1.76	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.12)

Total distributions	(0.01)	(0.12)

NET ASSET VALUE, END OF PERIOD	$8.83	$7.08

Total return[4]	24.88%	(36.89)%

NET ASSETS, END OF PERIOD (000s)	$77	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	41.53%	26.17%

Net expenses[5,6,7,8]	0.12	0.12

Net investment income[6]	1.69	3.58

PORTFOLIO TURNOVER RATE	22%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   99

Financial highlights continued

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.63	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.20	0.27 [4]

Net realized and unrealized gain (loss)	1.60	(2.77)

Total income (loss) from operations	1.80	(2.50)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.27)

Total distributions	(0.02)	(0.27)

NET ASSET VALUE, END OF PERIOD	$10.41	$8.63

Total return[5]	20.88%	(22.04)%

NET ASSETS, END OF PERIOD (000s)	$93	$75

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	33.72%	23.77%

Net expenses[6,7,8,9]	0.62	0.62

Net investment income[7]	4.36	6.84

PORTFOLIO TURNOVER RATE	19%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

100   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.62	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.17	0.24 [4]

Net realized and unrealized gain (loss)	1.60	(2.77)

Total income (loss) from operations	1.77	(2.53)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.25)

Total distributions	(0.02)	(0.25)

NET ASSET VALUE, END OF PERIOD	$10.37	$8.62

Total return[5]	20.53%	(22.32)%

NET ASSETS, END OF PERIOD (000s)	$280	$81

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	36.65%	24.35%

Net expenses[6,7,8,9]	1.37	1.37

Net investment income[7]	3.68	6.06

PORTFOLIO TURNOVER RATE	19%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   101

Financial highlights continued

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.63	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.20	0.27 [4]

Net realized and unrealized gain (loss)	1.60	(2.77)

Total income (loss) from operations	1.80	(2.50)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.27)

Total distributions	(0.02)	(0.27)

NET ASSET VALUE, END OF PERIOD	$10.41	$8.63

Total return[5]	20.88%	(22.04)%

NET ASSETS, END OF PERIOD (000s)	$456	$378

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	33.66%	23.72%

Net expenses[6,7,8,9]	0.62	0.62

Net investment income[7]	4.36	6.84

PORTFOLIO TURNOVER RATE	19%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

102   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.63	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.18	0.26 [4]

Net realized and unrealized gain (loss)	1.60	(2.77)

Total income (loss) from operations	1.78	(2.51)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.26)

Total distributions	(0.02)	(0.26)

NET ASSET VALUE, END OF PERIOD	$10.39	$8.63

Total return[5]	20.64%	(22.10)%

NET ASSETS, END OF PERIOD (000s)	$91	$76

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	33.92%	24.03%

Net expenses[6,7,8,9]	0.87	0.87

Net investment income[7]	4.11	6.59

PORTFOLIO TURNOVER RATE	19%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   103

Financial highlights continued

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.63	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.21	0.28 [4]

Net realized and unrealized gain (loss)	1.61	(2.77)

Total income (loss) from operations	1.82	(2.49)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.28)

Total distributions	(0.02)	(0.28)

NET ASSET VALUE, END OF PERIOD	$10.43	$8.63

Total return[5]	21.12%	(21.96)%

NET ASSETS, END OF PERIOD (000s)	$110	$76

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	33.90%	23.52%

Net expenses[6,7,8,9]	0.32	0.32

Net investment income[7]	4.66	7.14

PORTFOLIO TURNOVER RATE	19%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

104   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.63	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.22	0.29 [4]

Net realized and unrealized gain (loss)	1.60	(2.78)

Total income (loss) from operations	1.82	(2.49)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.28)

Total distributions	(0.02)	(0.28)

NET ASSET VALUE, END OF PERIOD	$10.43	$8.63

Total return[5]	21.12%	(21.92)%

NET ASSETS, END OF PERIOD (000s)	$92	$76

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	33.43%	23.52%

Net expenses[6,7,8,9]	0.17	0.17

Net investment income[7]	4.81	7.29

PORTFOLIO TURNOVER RATE	19%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   105

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies

Legg Mason Partners Target Retirement 2015 (“Retirement 2015”), Legg Mason Partners Target Retirement 2020 (“Retirement 2020”), Legg Mason Partners Target Retirement 2025 (“Retirement 2025”), Legg Mason Partners Target Retirement 2030 (“Retirement 2030”), Legg Mason Partners Target Retirement 2035 (“Retirement 2035”), Legg Mason Partners Target Retirement 2040 (“Retirement 2040”), Legg Mason Partners Target Retirement 2045 (“Retirement 2045”), Legg Mason Partners Target Retirement 2050 (“Retirement 2050”), and Legg Mason Partners Target Retirement Fund (“Retirement Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through September 24, 2009, the issuance date of the financial statements.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

106   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

The following is a summary of the inputs used in valuing the Retirement 2015’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments in securities	$1,453,989	—	—	$1,453,989

The following is a summary of the inputs used in valuing the Retirement 2020’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments in securities	$1,523,682	—	—	$1,523,682

The following is a summary of the inputs used in valuing the Retirement 2025’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments in securities	$1,560,006	—	—	$1,560,006

The following is a summary of the inputs used in valuing the Retirement 2030’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments in securities	$1,775,220	—	—	$1,775,220

The following is a summary of the inputs used in valuing the Retirement 2035’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments in securities	$1,222,553	—	—	$1,222,553

The following is a summary of the inputs used in valuing the Retirement 2040’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments in securities	$1,253,164	—	—	$1,253,164

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   107

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Retirement 2045’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments in securities	$1,078,331	—	—	$1,078,331

The following is a summary of the inputs used in valuing the Retirement 2050’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments in securities	$979,999	—	—	$979,999

The following is a summary of the inputs used in valuing the Retirement Fund’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments in securities	$1,128,245	—	—	$1,128,245

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(c) Repurchase agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(f) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of

108   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

During the six months ended July 31, 2009, each Fund had expense limitations in place for each Fund’s Class A, C, FI, R, I and IS shares of 1.15%, 1.90%, 1.15%, 1.40%, 0.85% and 0.70%, respectively of the average daily net assets of each class. Management has contractually agreed to cap expenses on all classes until May 31, 2010. The expense limitations take into account the expenses of the Underlying Funds and brokerage commissions paid on purchases and sales of shares of ETFs. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Funds’ most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the six months ended July 31, 2009, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund waived fees and/or were reimbursed for expenses in the amounts of $148,936, $149,622, $146,947, $146,992, $143,215, $150,697, $151,512, $146,956 and $146,579, respectively.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except, in certain cases, for the management of cash and short-term instruments.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For each Fund, there is a maximum initial sales charge of 5.75% for Class A shares. Each Fund has a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. For each Fund, in certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for each Fund. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2009, LMIS and its affiliates did not receive sales charges on the sale of the Funds’ Class A shares. In addition, for the six months ended July 31, 2009, there were no CDSCs paid to LMIS and its affiliates.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   109

Notes to financial statements (unaudited) continued

3.	Investments

During the six months ended July 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Retirement 2015	$713,842	$190,397

Retirement 2020	598,493	258,327

Retirement 2025	756,862	179,460

Retirement 2030	1,012,456	194,263

Retirement 2035	567,285	172,024

Retirement 2040	598,732	191,397

Retirement 2045	407,307	161,917

Retirement 2050	303,770	167,520

Retirement Fund	358,085	173,008

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
	Appreciation	Depreciation	(Depreciation)
Retirement 2015	$35,865	$(54,266)	$(18,401)

Retirement 2020	69,683	(37,938)	31,745

Retirement 2025	34,651	(61,060)	(26,409)

Retirement 2030	35,932	(42,230)	(6,298)

Retirement 2035	6,451	(105,356)	(98,905)

Retirement 2040	6,163	(91,140)	(84,977)

Retirement 2045	3,400	(110,772)	(107,372)

Retirement 2050	2,981	(119,568)	(116,587)

Retirement Fund	31,388	(43,446)	(12,058)

4.	Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended July 31, 2009, the Funds did not invest in any derivative instruments.

110   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

5.	Class specific expenses, waivers and/or reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, C, FI and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Funds pay a distribution fee with respect to their Class C and R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2009, class specific expenses were as follows:

	Distribution	Transfer Agent	Shareholder Reports
	Fees	Fees	Expenses
Retirement 2015

Class A	$92	$62	$1,275

Class C	1,348	623	3,570

Class FI	455	295	7,588

Class R	182	62	1,266

Class I	—	62	1,266

Class IS	—	62	1,265

Total	$2,077	$1,166	$16,230

Retirement 2020

Class A	$98	$111	$1,040

Class C	2,333	1,279	5,813

Class FI	449	328	6,947

Class R	180	86	982

Class I	—	74	1,017

Class IS	—	73	984

Total	$3,060	$1,951	$16,783

Retirement 2025

Class A	$95	$58	$1,191

Class C	1,491	278	5,231

Class FI	439	228	4,554

Class R	175	40	911

Class I	—	95	2,201

Class IS	—	40	911

Total	$2,200	$739	$14,999

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   111

Notes to financial statements (unaudited) continued

	Distribution	Transfer Agent	Shareholder Reports
	Fees	Fees	Expenses
Retirement 2030

Class A	$100	$56	$982

Class C	1,766	483	7,183

Class FI	452	225	3,859

Class R	169	40	712

Class I	—	95	1,532

Class IS	—	40	732

Total	$2,487	$939	$15,000

Retirement 2035

Class A	$96	$67	$1,532

Class C	728	444	2,486

Class FI	409	96	6,732

Class R	164	82	1,355

Class I	—	82	1,364

Class IS	—	82	1,364

Total	$1,397	$853	$14,833

Retirement 2040

Class A	$82	$32	$1,498

Class C	880	250	1,808

Class FI	409	29	7,483

Class R	163	35	1,497

Class I	—	19	1,717

Class IS	—	15	1,497

Total	$1,534	$380	$15,500

Retirement 2045

Class A	$103	$36	$1,568

Class C	668	206	1,767

Class FI	408	27	7,398

Class R	163	33	1,514

Class I	—	18	1,739

Class IS	—	15	1,514

Total	$1,342	$335	$15,500

112   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

	Distribution	Transfer Agent	Shareholder Reports
	Fees	Fees	Expenses
Retirement 2050

Class A	$99	$31	$1,569

Class C	577	197	1,691

Class FI	409	28	7,092

Class R	164	29	1,552

Class I	—	26	1,607

Class IS	—	21	1,552

Total	$1,249	$332	$15,063

Retirement Fund

Class A	$99	$47	$1,275

Class C	823	147	3,594

Class FI	492	228	6,323

Class R	197	47	1,265

Class I	—	47	1,270

Class IS	—	47	1,270

Total	$1,611	$563	$14,997

For the six months ended July 31, 2009, waivers and/or reimbursements by class were as follows:

Waivers/
Reimbursements
Retirement 2015

Class A	$11,777

Class C	42,825

Class FI	59,271

Class R	11,596

Class I	11,773

Class IS	11,694

Total	$148,936

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   113

Notes to financial statements (unaudited) continued

Waivers/
Reimbursements
Retirement 2020

Class A	$10,088

Class C	62,833

Class FI	48,376

Class R	9,283

Class I	9,680

Class IS	9,362

Total	$149,622

Retirement 2025

Class A	$12,028

Class C	46,840

Class FI	52,371

Class R	10,460

Class I	14,694

Class IS	10,554

Total	$146,947

Retirement 2030

Class A	$11,321

Class C	54,544

Class FI	50,121

Class R	9,348

Class I	12,200

Class IS	9,458

Total	$146,992

Retirement 2035

Class A	$14,641

Class C	28,302

Class FI	61,877

Class R	12,437

Class I	13,418

Class IS	12,540

Total	$143,215

114   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Waivers/
Reimbursements
Retirement 2040

Class A	$12,921

Class C	32,889

Class FI	64,387

Class R	12,897

Class I	14,633

Class IS	12,970

Total	$150,697

Retirement 2045

Class A	$16,664

Class C	26,703

Class FI	67,169

Class R	13,487

Class I	13,927

Class IS	13,562

Total	$151,512

Retirement 2050

Class A	$16,068

Class C	23,347

Class FI	66,650

Class R	13,478

Class I	13,849

Class IS	13,564

Total	$146,956

Retirement Fund

Class A	$13,069

Class C	29,049

Class FI	65,055

Class R	13,002

Class I	13,289

Class IS	13,115

Total	$146,579

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   115

Notes to financial statements (unaudited) continued

6.	Distributions to shareholders by class

	Six Months Ended	Period Ended
	July 31, 2009	January 31, 2009†
Retirement 2015
Net Investment Income:

Class A	$95	$1,765

Class C	447	1,581

Class FI	468	8,831

Class R	89	1,704

Class I	99	1,841

Class IS	102	1,878

Total	$1,300	$17,600

Retirement 2020
Net Investment Income:

Class A	$114	$1,555

Class C	574	1,373

Class FI	497	7,774

Class R	94	1,494

Class I	111	1,640

Class IS	110	1,664

Total	$1,500	$15,500

Retirement 2025
Net Investment Income:

Class A	$98	$1,520

Class C	373	1,326

Class FI	450	7,521

Class R	85	1,445

Class I	96	1,576

Class IS	98	1,612

Total	$1,200	$15,000

† For the period August 29, 2008 (inception date) to January 31, 2009.

116   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

	Six Months Ended	Period Ended
	July 31, 2009	January 31, 2009†
Retirement 2030
Net Investment Income:

Class A	$73	$1,408

Class C	266	1,236

Class FI	292	7,516

Class R	51	1,351

Class I	58	1,477

Class IS	60	1,512

Total	$800	$14,500

Retirement 2035
Net Investment Income:

Class A	—	$1,205

Class C	—	1,039

Class FI	—	6,028

Class R	—	1,150

Class I	—	1,272

Class IS	—	1,306

Total	—	$12,000

Retirement 2040
Net Investment Income:

Class A	$34	$1,056

Class C	93	890

Class FI	168	5,277

Class R	31	1,000

Class I	36	1,122

Class IS	38	1,155

Total	$400	$10,500

† For the period August 29, 2008 (inception date) to January 31, 2009.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   117

Notes to financial statements (unaudited) continued

	Six Months Ended	Period Ended
	July 31, 2009	January 31, 2009†
Retirement 2045
Net Investment Income:

Class A	—	$1,106

Class C	—	940

Class FI	—	5,527

Class R	—	1,050

Class I	—	1,172

Class IS	—	1,205

Total	—	$11,000

Retirement 2050
Net Investment Income:

Class A	$99	$1,195

Class C	141	819

Class FI	407	4,922

Class R	76	929

Class I	87	1,051

Class IS	90	1,084

Total	$900	$10,000

Retirement Fund
Net Investment Income:

Class A	$176	$2,356

Class C	408	2,159

Class FI	878	11,783

Class R	170	2,291

Class I	182	2,436

Class IS	186	2,475

Total	$2,000	$23,500

†	For the period August 29, 2008 (inception date) to January 31, 2009.

7.	Shares of beneficial interest

At July 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

118   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended		Period Ended
	July 31, 2009		January 31, 2009†
	Shares	Amount	Shares	Amount
Retirement 2015
Class A

Shares sold	612	$5,522	8,772	$100,000

Shares issued on reinvestment	— *	2	—	—

Net increase	612	$5,524	8,772	$100,000

Class C

Shares sold	60,477	$522,032	10,096	$110,695

Shares issued on reinvestment	41	366	—	—

Shares repurchased	(4,076)	(36,142)	—	—

Net increase	56,442	$486,256	10,096	$110,695

Class FI

Shares sold	—	—	43,860	$500,000

Net increase	—	—	43,860	$500,000

Class R

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Class I

Shares sold	3,893	$37,184	8,772	$100,000

Net increase	3,893	$37,184	8,772	$100,000

Class IS

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Retirement 2020
Class A

Shares sold	2,259	$19,759	8,772	$100,000

Shares issued on reinvestment	1	15	—	—

Net increase	2,260	$19,774	8,772	$100,000

Class C

Shares sold	48,466	$402,923	39,721	$351,829

Shares issued on reinvestment	56	491	—	—

Shares repurchased	(11,191)	(91,934)	(16)	(130)

Net increase	37,331	$311,480	39,705	$351,699

† For the period August 29, 2008 (inception date) to January 31, 2009.
* Represents less than 1 share issued.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   119

Notes to financial statements (unaudited) continued

	Six Months Ended		Period Ended
	July 31, 2009		January 31, 2009†
	Shares	Amount	Shares	Amount
Class FI

Shares sold	—	—	43,860	$500,000

Net increase	—	—	43,860	$500,000

Class R

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Class I

Shares sold	1,469	$13,406	8,895	$101,000

Shares issued on reinvestment	1	5	1	12

Net increase	1,470	$13,411	8,896	$101,012

Class IS

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Retirement 2025
Class A

Shares sold	8,335	$75,459	8,869	$100,801

Shares issued on reinvestment	1	8	2	16

Net increase	8,336	$75,467	8,871	$100,817

Class C

Shares sold	35,627	$288,270	21,014	$194,862

Shares issued on reinvestment	34	297	—	—

Shares repurchased	(4,526)	(36,192)	—	—

Net increase	31,135	$252,375	21,014	$194,862

Class FI

Shares sold	—	—	43,860	$500,000

Net increase	—	—	43,860	$500,000

Class R

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Class I

Shares sold	27,654	$251,189	8,772	$100,000

Net increase	27,654	$251,189	8,772	$100,000

† For the period August 29, 2008 (inception date) to January 31, 2009.

120   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

	Six Months Ended		Period Ended
	July 31, 2009		January 31, 2009†
	Shares	Amount	Shares	Amount
Class IS

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Retirement 2030
Class A

Shares sold	3,436	$26,657	8,772	$100,000

Shares issued on reinvestment	2	18	—	—

Shares repurchased	(376)	(3,101)	—	—

Net increase	3,062	$23,574	8,772	$100,000

Class C

Shares sold	89,656	$707,515	11,581	$120,650

Shares issued on reinvestment	27	222	—	—

Shares repurchased	(7,480)	(61,707)	—	—

Net increase	82,203	$646,030	11,581	$120,650

Class FI

Shares sold	295	$2,292	46,886	$525,080

Shares issued on reinvestment	2	19	60	476

Shares repurchased	(4)	(30)	(154)	(1,258)

Net increase	293	$2,281	46,792	$524,298

Class R

Shares sold	5	$41	8,772	$100,000

Net increase	5	$41	8,772	$100,000

Class I

Shares sold	19,383	$168,377	8,772	$100,000

Net increase	19,383	$168,377	8,772	$100,000

Class IS

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Retirement 2035

Class A

Shares sold	3,377	$25,675	8,772	$100,000

Shares repurchased	(5)	(36)	—	—

Net increase	3,372	$25,639	8,772	$100,000

† For the period August 29, 2008 (inception date) to January 31, 2009.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   121

Notes to financial statements (unaudited) continued

	Six Months Ended		Period Ended
	July 31, 2009		January 31, 2009†
	Shares	Amount	Shares	Amount
Class C

Shares sold	28,761	$223,272	10,311	$111,598

Shares repurchased	(2,367)	(18,805)	—	—

Net increase	26,394	$204,467	10,311	$111,598

Class FI

Shares sold	—	—	43,860	$500,000

Net increase	—	—	43,860	$500,000

Class R

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Class I

Shares sold	21,531	$187,215	8,772	$100,000

Net increase	21,531	$187,215	8,772	$100,000

Class IS

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Retirement 2040
Class A

Shares sold	98	$812	8,772	$100,000

Net increase	98	$812	8,772	$100,000

Class C

Shares sold	38,881	$301,550	9,721	$106,921

Shares issued on reinvestment	8	66	—	—

Shares repurchased	(8,272)	(65,864)	—	—

Net increase	30,617	$235,752	9,721	$106,921

Class FI

Shares sold	—	—	43,860	$500,000

Net increase	—	—	43,860	$500,000

Class R

Shares sold	10	$87	8,772	$100,000

Net increase	10	$87	8,772	$100,000

Class I

Shares sold	22,245	$186,446	8,772	$100,000

Net increase	22,245	$186,446	8,772	$100,000

† For the period August 29, 2008 (inception date) to January 31, 2009.

122   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

	Six Months Ended		Period Ended
	July 31, 2009		January 31, 2009†
	Shares	Amount	Shares	Amount
Class IS

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Retirement 2045
Class A

Shares sold	3,425	$25,192	8,772	$100,000

Net increase	3,425	$25,192	8,772	$100,000

Class C

Shares sold	18,507	$138,511	9,309	$103,900

Shares repurchased	(2,977)	(23,993)	—	—

Net increase	15,530	$114,518	9,309	$103,900

Class FI

Shares sold	—	—	43,860	$500,000

Net increase	—	—	43,860	$500,000

Class R

Shares sold	6	$51	8,772	$100,000

Net increase	6	$51	8,772	$100,000

Class I

Shares sold	14,292	$124,760	8,772	$100,000

Net increase	14,292	$124,760	8,772	$100,000

Class IS

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Retirement 2050
Class A

Shares sold	27	$210	10,650	$114,294

Shares issued on reinvestment	2	17	28	211

Shares repurchased	(2)	(17)	(28)	(207)

Net increase	27	$210	10,650	$114,298

Class C

Shares sold	16,019	$127,151	10,208	$110,030

Shares issued on reinvestment	9	74	—	—

Shares repurchased	(1,716)	(13,679)	—	—

Net increase	14,312	$113,546	10,208	$110,030

† For the period August 29, 2008 (inception date) to January 31, 2009.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   123

Notes to financial statements (unaudited) continued

	Six Months Ended		Period Ended
	July 31, 2009		January 31, 2009†
	Shares	Amount	Shares	Amount
Class FI

Shares sold	—	—	43,860	$500,000

Net increase	—	—	43,860	$500,000

Class R

Shares sold	8	$70	8,772	$100,000

Net increase	8	$70	8,772	$100,000

Class I

Shares sold	6,643	$58,028	8,772	$100,000

Net increase	6,643	$58,028	8,772	$100,000

Class IS

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Retirement Fund
Class A

Shares sold	147	$1,446	8,772	$100,000

Shares issued on reinvestment	—*	1	—	—

Net increase	147	$1,447	8,772	$100,000

Class C

Shares sold	18,977	$169,662	9,393	$105,451

Shares issued on reinvestment	26	249	—	—

Shares repurchased	(1,387)	(12,882)	—	—

Net increase	17,616	$157,029	9,393	$105,451

Class FI

Shares sold	—	—	43,860	$500,000

Net increase	—	—	43,860	$500,000

Class R

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

Class I

Shares sold	1,789	$18,288	8,772	$100,000

Net increase	1,789	$18,288	8,772	$100,000

Class IS

Shares sold	—	—	8,772	$100,000

Net increase	—	—	8,772	$100,000

†	For the period August 29, 2008 (inception date) to January 31, 2009.
*	Represents less than 1 share issued.

124   Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report

8.	Capital Loss Carryforward

As of January 31, 2009, the Funds had capital loss carryforwards of:

	Retirement	Retirement	Retirement	Retirement	Retirement
Year of Expiration	2015	2020	2025	2030	2035
1/31/2017	$(4,014)	$(4,218)	$(547)	$(1,684)	$(407)

	Retirement	Retirement	Retirement	Retirement
Year of Expiration	2040	2045	2050	Fund
1/31/2017	$(425)	$(425)	$(425)	$(2,870)

These amounts will be available to offset any future taxable capital gains.

Legg Mason Partners Target Retirement Series 2009 Semi-Annual Report   125

Legg Mason Partners Target Retirement Series

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Legg Mason Global Asset
Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Target Retirement Series

Legg Mason Partners Target Retirement 2015
Legg Mason Partners Target Retirement 2020
Legg Mason Partners Target Retirement 2025
Legg Mason Partners Target Retirement 2030
Legg Mason Partners Target Retirement 2035
Legg Mason Partners Target Retirement 2040
Legg Mason Partners Target Retirement 2045
Legg Mason Partners Target Retirement 2050
Legg Mason Partners Target Retirement Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

Legg Mason Partners Target Retirement Series
Legg Mason Funds
55 Water Street
New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Legg Mason Partners Shareholder Services at Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Target Retirement Series. This report is not authorized for distribution to prospective investors in the Legg Mason Partners Target Retirement Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011995 9/09 SR09-901

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust
Date: October 2, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust
Date: October 2, 2009

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust
Date: October 2, 2009